UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  DECEMBER 31, 2011



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING DECEMBER 31, 2011


[LOGO OF USAA]
    USAA(R)

                                            [GRAPHIC OF USAA S&P 500 INDEX FUND]

 =======================================================

         ANNUAL REPORT
         USAA S&P 500 INDEX FUND
         MEMBER SHARES o REWARD SHARES
         DECEMBER 31, 2011

 =======================================================

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

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PRESIDENT'S MESSAGE

"AT USAA INVESTMENT MANAGEMENT COMPANY, WE
BELIEVE THAT INVESTORS WILL CONTINUE TO
FIND VALUE AMONG LARGE-CAP, DIVIDEND-PAYING        [PHOTO OF DANIEL S. McNAMARA]
COMPANIES, WHICH HAVE STRONG BALANCE SHEETS
AND ARE GENERALLY LEADERS IN THEIR INDUSTRY."

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FEBRUARY 2012

Although investors began 2011 with optimism, they ended the year weighed down by worries, mainly about the European sovereign debt crisis. During the early part of the reporting period, confidence was running high as the financial markets celebrated what appeared to be a strong recovery in the U.S. economy.

However, during the first quarter, U.S. economic growth slowed. Job growth was sluggish, and the housing market remained fragile. The summer brought political gridlock in Washington over whether to raise the nation's debt ceiling. In the wake of that rancorous debate, Standard & Poor's Ratings downgraded U.S. Government debt from AAA to AA+, citing lawmakers' unwillingness to deal with the federal deficit. In November, the Congressional super-committee -- established with much fanfare during the summer -- failed to come to an agreement how to cut costs.

During much of the reporting period, investors proved surprisingly resilient. They seemed to shrug off the political upheaval in the Middle East, including a surge in oil prices that raised questions about the sustainability of global economic growth. In March, the earthquake and tsunami in Japan took an appalling toll on that nation's infrastructure, including emergencies at some nuclear power plants, and led to supply disruptions that slowed worldwide economic growth during the second quarter. Yet, the impact on the financial markets was relatively modest.

Ultimately, it was the European Union's (EU) long-running sovereign debt crisis that wore down investor confidence. Despite many promises, EU policymakers have failed to follow through on numerous agreements to fix the EU's financial problems. Some weaker peripheral countries, such

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

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as Greece, continue to struggle with persistent budget deficits and large debt burdens. As the year progressed, these problems began to spread to the region's larger economies, such as Italy. The crisis has also created serious problems for Europe's banks, which hold a considerable amount of sovereign debt.

In this environment, investors appeared to prefer the perceived safety of U.S. Government debt and dividend-paying stocks. At USAA Investment Management Company, we believe that investors will continue to find value among large-cap, dividend-paying companies, which have strong balance sheets and are generally leaders in their industry. Despite tough economic conditions, corporate earnings have been better than expected.

During the one-year reporting period, U.S. Treasuries outperformed just about every other asset class. For example, 10-year Treasuries achieved a total return of more than 15% during 2011, mostly from price appreciation. Although we expected Treasuries and high-quality municipal bonds to perform well, they did even better than we expected. Yields, which move inversely to prices, declined.

In the months ahead, I believe the U.S. economy will continue growing slowly. Though unemployment is still high, it has been trending downward. Nevertheless, at USAA Investment Management Company, we will remain watchful of the risks and opportunities that may lie ahead. We sincerely appreciate your confidence in us. On behalf of everyone here, thank you for allowing us to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company*

*Effective January 1, 2012, the USAA Asset Management Company began advising each series of USAA Mutual Funds Trust, replacing USAA Investment Management Company.

INVESTING IN SECURITIES PRODUCTS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Past performance is no guarantee of future results. o As interest rates rise, existing bond prices fall.

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

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TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

MANAGER'S COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           4

SHAREHOLDER VOTING RESULTS                                                    9

FINANCIAL INFORMATION

    Distribution to Shareholders                                             10

    Report of Independent Registered
      Public Accounting Firm                                                 11

    Portfolio of Investments                                                 12

    Notes to Portfolio of Investments                                        33

    Financial Statements                                                     35

    Notes to Financial Statements                                            38

EXPENSE EXAMPLE                                                              56

TRUSTEES' AND OFFICERS' INFORMATION                                          58

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2012, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA S&P 500 INDEX FUND (THE FUND) SEEKS TO MATCH, BEFORE FEES AND EXPENSES, THE PERFORMANCE OF THE S&P 500 INDEX.

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TYPES OF INVESTMENTS

Normally, at least 80% of the Fund's assets will be invested in the stocks of companies composing the S&P 500 Index.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGER'S COMMENTARY ON THE FUND

--------------------------------------------------------------------------------

o  HOW DID THE USAA S&P 500 INDEX FUND (THE FUND) PERFORM?

   Large-capitalization stocks, as represented by the S&P 500(R) Index (the Index), returned 2.11% during the year ending December 30, 2011. Large-capitalization stocks outperformed small-cap stocks, as measured by the Russell 2000(R) index, which returned -4.18% for the same period. The USAA S&P 500 Index Fund Member Shares and Reward Shares returned 1.82% and 1.96%, respectively, during the reporting period.

o  WHAT WERE THE MARKET CONDITIONS DURING THE PERIOD?

   U.S. stocks finished the year relatively flat after consistently high levels of volatility. The year started well, as U.S. markets gained through February, but the combination of the Fukushima earthquake in Japan and political uprisings across North Africa halted the rise in equity prices. Markets remained flat into the summer, but concern began to mount about attempts to rescue Greece and other peripheral eurozone nations. Sovereign debt yields began to rise steadily in Spain and Italy.

   In August, volatility spiked and the Index sank more than 200 points in a matter of days as Standard & Poor's downgraded U.S. sovereign debt to a rating of AA+ following a near default resulting from a congressional stalemate. The European crisis then came to a head, as investors worried about the solvency of core European banks, which had been effectively cut off by U.S. Dollar funding. As a result, the Index fell dramatically through September, reaching a low

   Refer to pages 5 and 7 for benchmark definitions.

   Past performance is no guarantee of future results.

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2  | USAA S&P 500 INDEX FUND

================================================================================

   of 1075 in October. The U.S. Federal Reserve decided that the American economy needed another boost. The Federal Open Market Committee decided to "twist" the yield curve by buying longer-dated securities and selling shorter-dated securities. However, volatility remained high, as it became clear that American markets were reacting almost exclusively to European headlines.

   In November European leaders announced their intention to create a comprehensive solution to the crisis involving closer fiscal ties between the members, and the market rallied dramatically. Volatility, as measured by the Chicago Board of Options Exchange S&P 500(R) Volatility Index gradually fell to a relatively normal level of 23.40 at year end. The rally in the market continued through December, and the Index finished at 1257.60.

o  PLEASE DESCRIBE SECTOR PERFORMANCE.

   The best-performing sector in the index during 2011 was Utilities, which returned 19.93%. This was followed by Consumer Staples and Health Care, which gained 13.89% and 12.73%, respectively. The worst performers were Financials, with a return of -16.69%, and Materials, which returned -9.75%.

o  WHAT'S THE OUTLOOK?

   We don't manage the Fund according to a given outlook for the equity markets or the economy in general, because we're managing an index fund that seeks to replicate as closely as possible (before deduction of expenses) the broad diversification and returns of the Index. Nevertheless, we will monitor economic conditions and their effect on the financial markets as we seek to track the Index's performance closely.

   Thank you for your investment in the Fund.

   Diversification is a technique to help reduce risk. There is no absolute guarantee that diversification will protect against a loss of income.

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                                           MANAGER'S COMMENTARY ON THE FUND |  3

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INVESTMENT OVERVIEW

USAA S&P 500 INDEX FUND MEMBER SHARES (Ticker Symbol: USSPX)

--------------------------------------------------------------------------------
                                           12/31/11                 12/31/10
--------------------------------------------------------------------------------
Net Assets                             $1,968.0 Million         $2,021.9 Million
Net Asset Value Per Share                   $18.83                   $18.86

--------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11*
--------------------------------------------------------------------------------
   1 Year                                 5 Years                     10 Years
   1.82%                                   -0.46%                       2.68%

--------------------------------------------------------------------------------
                             EXPENSE RATIO AS OF 12/31/10**
--------------------------------------------------------------------------------
   Before Reimbursement       0.36%          After Reimbursement       0.25%

*Returns for the S&P 500 Index Fund-Member Shares exclude the account maintenance fee.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

** USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH MAY 1, 2012, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE MEMBER SHARES SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE MEMBER SHARES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 0.25% OF THE MEMBER SHARES' AVERAGE DAILY NET ASSETS. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER MAY 1, 2012.

BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2011. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund member shares. The performance data excludes the impact of a $10 account maintenance fee that is assessed on acounts of less than $10,000. Performance of Member Shares will vary from Reward Shares due to differences in expenses.

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4  | USAA S&P 500 INDEX FUND

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                                  MEMBER SHARES

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                             USAA S&P 500 INDEX
                                S&P 500 INDEX               FUND - MEMBER SHARES
12/31/2001                        $10,000.00                     $10,000.00
 1/31/2002                          9,854.07                       9,855.16
 2/28/2002                          9,664.03                       9,663.96
 3/31/2002                         10,027.49                      10,023.39
 4/30/2002                          9,419.54                       9,413.28
 5/31/2002                          9,350.15                       9,343.55
 6/30/2002                          8,684.14                       8,674.62
 7/31/2002                          8,007.35                       8,004.20
 8/31/2002                          8,059.74                       8,050.84
 9/30/2002                          7,183.81                       7,174.75
10/31/2002                          7,816.11                       7,807.30
11/30/2002                          8,276.15                       8,264.14
12/31/2002                          7,789.95                       7,781.11
 1/31/2003                          7,585.88                       7,569.38
 2/28/2003                          7,472.06                       7,457.63
 3/31/2003                          7,544.61                       7,522.20
 4/30/2003                          8,166.06                       8,142.17
 5/31/2003                          8,596.31                       8,567.28
 6/30/2003                          8,705.97                       8,670.30
 7/31/2003                          8,859.47                       8,824.28
 8/31/2003                          9,032.25                       8,990.11
 9/30/2003                          8,936.33                       8,889.38
10/31/2003                          9,441.86                       9,394.80
11/30/2003                          9,524.93                       9,472.10
12/31/2003                         10,024.46                       9,963.94
 1/31/2004                         10,208.46                      10,142.94
 2/29/2004                         10,350.35                      10,280.17
 3/31/2004                         10,194.20                      10,124.62
 4/30/2004                         10,034.17                       9,963.05
 5/31/2004                         10,171.87                      10,094.70
 6/30/2004                         10,369.66                      10,288.18
 7/31/2004                         10,026.46                       9,946.04
 8/31/2004                         10,067.01                       9,982.06
 9/30/2004                         10,176.04                      10,086.12
10/31/2004                         10,331.51                      10,242.77
11/30/2004                         10,749.54                      10,652.48
12/31/2004                         11,115.33                      11,010.85
 1/31/2005                         10,844.39                      10,743.93
 2/28/2005                         11,072.60                      10,968.39
 3/31/2005                         10,876.53                      10,772.97
 4/30/2005                         10,670.25                      10,565.92
 5/31/2005                         11,009.76                      10,900.86
 6/30/2005                         11,025.39                      10,914.80
 7/31/2005                         11,435.41                      11,318.37
 8/31/2005                         11,331.07                      11,214.42
 9/30/2005                         11,422.84                      11,303.54
10/31/2005                         11,232.41                      11,113.20
11/30/2005                         11,657.25                      11,530.71
12/31/2005                         11,661.25                      11,535.83
 1/31/2006                         11,970.07                      11,838.11
 2/28/2006                         12,002.55                      11,868.95
 3/31/2006                         12,151.96                      12,015.66
 4/30/2006                         12,315.13                      12,170.50
 5/31/2006                         11,960.68                      11,823.66
 6/30/2006                         11,976.89                      11,837.22
 7/31/2006                         12,050.77                      11,905.64
 8/31/2006                         12,337.50                      12,185.55
 9/30/2006                         12,655.44                      12,498.60
10/31/2006                         13,067.83                      12,904.60
11/30/2006                         13,316.33                      13,148.20
12/31/2006                         13,503.12                      13,327.94
 1/31/2007                         13,707.34                      13,528.73
12/31/2001                         10,000.00                      10,000.00
 2/28/2007                         13,439.24                      13,265.19
 3/31/2007                         13,589.55                      13,410.69
 4/30/2007                         14,191.51                      14,003.08
 5/31/2007                         14,686.72                      14,488.33
 6/30/2007                         14,442.72                      14,248.83
 7/31/2007                         13,994.93                      13,805.93
 8/31/2007                         14,204.72                      14,008.40
 9/30/2007                         14,735.96                      14,532.45
10/31/2007                         14,970.36                      14,761.21
11/30/2007                         14,344.50                      14,138.48
12/31/2007                         14,244.98                      14,037.16
 1/31/2008                         13,390.54                      13,194.16
 2/29/2008                         12,955.54                      12,766.28
 3/31/2008                         12,899.60                      12,704.22
 4/30/2008                         13,527.85                      13,326.60
 5/31/2008                         13,703.07                      13,493.43
 6/30/2008                         12,547.86                      12,354.59
 7/31/2008                         12,442.38                      12,251.42
 8/31/2008                         12,622.35                      12,425.52
 9/30/2008                         11,497.61                      11,312.35
10/31/2008                          9,566.61                       9,412.91
11/30/2008                          8,880.16                       8,732.23
12/31/2008                          8,974.65                       8,824.85
 1/31/2009                          8,218.21                       8,080.20
 2/28/2009                          7,343.15                       7,217.96
 3/31/2009                          7,986.37                       7,850.54
 4/30/2009                          8,750.75                       8,600.09
 5/31/2009                          9,240.20                       9,080.06
 6/30/2009                          9,258.53                       9,099.46
 7/31/2009                          9,958.82                       9,786.71
 8/31/2009                         10,318.38                      10,136.94
 9/30/2009                         10,703.41                      10,512.90
10/31/2009                         10,504.57                      10,313.79
11/30/2009                         11,134.67                      10,931.03
12/31/2009                         11,349.74                      11,143.81
 1/31/2010                         10,941.45                      10,743.67
 2/28/2010                         11,280.38                      11,070.45
 3/31/2010                         11,961.10                      11,741.15
 4/30/2010                         12,149.94                      11,921.88
 5/31/2010                         11,179.75                      10,964.65
 6/30/2010                         10,594.51                      10,387.88
 7/31/2010                         11,336.80                      11,114.02
 8/31/2010                         10,825.01                      10,609.75
 9/30/2010                         11,791.08                      11,553.38
10/31/2010                         12,239.72                      11,992.28
11/30/2010                         12,241.29                      11,992.28
12/31/2010                         13,059.39                      12,794.18
 1/31/2011                         13,368.92                      13,092.66
 2/28/2011                         13,826.93                      13,540.39
 3/31/2011                         13,832.43                      13,537.57
 4/30/2011                         14,242.08                      13,940.15
 5/31/2011                         14,080.87                      13,776.39
 6/30/2011                         13,846.15                      13,548.78
 7/31/2011                         13,564.59                      13,267.80
 8/31/2011                         12,827.74                      12,541.36
 9/30/2011                         11,925.96                      11,658.45
10/31/2011                         13,229.39                      12,932.41
11/30/2011                         13,200.15                      12,897.97
12/31/2011                         13,335.18                      13,027.29

                                  [END CHART]

                         Data from 12/31/01 to 12/31/11.

The graph illustrates how a $10,000 hypothetical investment in the USAA S&P 500 Index Fund's Member Shares closely tracks the S&P 500 Index. The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for our use. The USAA S&P 500 Index Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the USAA S&P 500 Index Fund. o Index products incur fees and expenses and may not always be invested in all securities of the index the Fund attempts to mirror. It is not possible to invest directly in an index.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

USAA S&P 500 INDEX FUND REWARD SHARES (Ticker Symbol: USPRX)

--------------------------------------------------------------------------------
                                           12/31/11                 12/31/10
--------------------------------------------------------------------------------
Net Assets                             $1,316.8 Million         $1,159.5 Million
Net Asset Value Per Share                   $18.83                   $18.86

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
--------------------------------------------------------------------------------
   1 Year                         5 Years             Since Inception 5/01/02
   1.96%                           -0.33%                       3.46%

--------------------------------------------------------------------------------
                             EXPENSE RATIO AS OF 12/31/10*
--------------------------------------------------------------------------------
   Before Reimbursement      0.24%         After Reimbursement      0.15%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

* USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH MAY 1, 2012, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE REWARD SHARES SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE REWARD SHARES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 0.15% OF THE REWARD SHARES' AVERAGE DAILY NET ASSETS. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER MAY 1, 2012.

BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2011. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund reward shares.

================================================================================

6  | USAA S&P 500 INDEX FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                                  REWARD SHARES

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                             USAA S&P 500 INDEX
                                S&P 500 INDEX               FUND - REWARD SHARES
 4/30/2002                        $10,000.00                     $10,000.00
 5/31/2002                          9,926.33                       9,834.86
 6/30/2002                          9,219.28                       9,132.62
 7/31/2002                          8,500.79                       8,426.81
 8/31/2002                          8,556.41                       8,482.04
 9/30/2002                          7,626.50                       7,559.41
10/31/2002                          8,297.76                       8,225.87
11/30/2002                          8,786.16                       8,707.21
12/31/2002                          8,269.99                       8,200.15
 1/31/2003                          8,053.34                       7,977.01
 2/28/2003                          7,932.51                       7,859.25
 3/31/2003                          8,009.53                       7,935.34
 4/30/2003                          8,669.28                       8,582.61
 5/31/2003                          9,126.04                       9,030.72
 6/30/2003                          9,242.46                       9,144.24
 7/31/2003                          9,405.41                       9,306.64
 8/31/2003                          9,588.84                       9,481.53
 9/30/2003                          9,487.01                       9,379.66
10/31/2003                         10,023.69                       9,912.95
11/30/2003                         10,111.88                       9,994.52
12/31/2003                         10,642.20                      10,518.03
 1/31/2004                         10,837.53                      10,706.98
 2/29/2004                         10,988.17                      10,858.13
 3/31/2004                         10,822.40                      10,692.00
 4/30/2004                         10,652.50                      10,521.38
 5/31/2004                         10,798.69                      10,660.40
 6/30/2004                         11,008.67                      10,871.11
 7/31/2004                         10,644.31                      10,509.59
 8/31/2004                         10,687.37                      10,547.64
 9/30/2004                         10,803.12                      10,661.87
10/31/2004                         10,968.16                      10,821.09
11/30/2004                         11,411.95                      11,260.56
12/31/2004                         11,800.29                      11,640.03
 1/31/2005                         11,512.65                      11,357.84
 2/28/2005                         11,754.93                      11,595.13
 3/31/2005                         11,546.77                      11,389.20
 4/30/2005                         11,327.78                      11,176.74
 5/31/2005                         11,688.21                      11,530.84
 6/30/2005                         11,704.80                      11,541.98
 7/31/2005                         12,140.09                      11,975.21
 8/31/2005                         12,029.32                      11,865.29
 9/30/2005                         12,126.75                      11,956.26
10/31/2005                         11,924.59                      11,754.93
11/30/2005                         12,375.60                      12,203.05
12/31/2005                         12,379.84                      12,205.16
 1/31/2006                         12,707.70                      12,524.98
 2/28/2006                         12,742.18                      12,557.61
 3/31/2006                         12,900.79                      12,715.75
 4/30/2006                         13,074.02                      12,886.17
 5/31/2006                         12,697.73                      12,512.56
 6/30/2006                         12,714.95                      12,530.42
 7/31/2006                         12,793.38                      12,609.44
 8/31/2006                         13,097.77                      12,905.74
 9/30/2006                         13,435.30                      13,240.27
10/31/2006                         13,873.11                      13,670.15
11/30/2006                         14,136.92                      13,928.08
12/31/2006                         14,335.22                      14,122.06
 1/31/2007                         14,552.02                      14,334.72
 2/28/2007                         14,267.40                      14,055.60
 3/31/2007                         14,426.98                      14,206.41
 4/30/2007                         15,066.03                      14,840.62
 5/31/2007                         15,591.76                      15,354.67
 6/30/2007                         15,332.73                      15,097.99
 7/31/2007                         14,857.34                      14,628.69
 8/31/2007                         15,080.05                      14,849.93
 9/30/2007                         15,644.03                      15,401.95
10/31/2007                         15,892.87                      15,644.40
11/30/2007                         15,228.45                      14,991.15
12/31/2007                         15,122.80                      14,887.77
 1/31/2008                         14,215.71                      13,994.09
 2/29/2008                         13,753.90                      13,533.72
 3/31/2008                         13,694.51                      13,477.98
 4/30/2008                         14,361.48                      14,131.13
 5/31/2008                         14,547.50                      14,314.83
 6/30/2008                         13,321.09                      13,112.08
 7/31/2008                         13,209.11                      12,995.80
 8/31/2008                         13,400.18                      13,187.32
 9/30/2008                         12,206.12                      12,011.53
10/31/2008                         10,156.13                       9,988.97
11/30/2008                          9,427.38                       9,273.51
12/31/2008                          9,527.69                       9,369.04
 1/31/2009                          8,724.64                       8,585.40
 2/28/2009                          7,795.66                       7,669.99
 3/31/2009                          8,478.52                       8,337.74
 4/30/2009                          9,289.99                       9,140.79
 5/31/2009                          9,809.61                       9,650.55
 6/30/2009                          9,829.07                       9,667.85
 7/31/2009                         10,572.51                      10,398.03
 8/31/2009                         10,954.22                      10,777.16
 9/30/2009                         11,362.98                      11,173.88
10/31/2009                         11,151.89                      10,969.31
11/30/2009                         11,820.82                      11,625.35
12/31/2009                         12,049.15                      11,849.24
 1/31/2010                         11,615.69                      11,423.77
 2/28/2010                         11,975.52                      11,778.33
 3/31/2010                         12,698.18                      12,488.85
 4/30/2010                         12,898.65                      12,681.10
 5/31/2010                         11,868.68                      11,670.03
 6/30/2010                         11,247.38                      11,054.13
 7/31/2010                         12,035.40                      11,834.00
 8/31/2010                         11,492.08                      11,297.39
 9/30/2010                         12,517.68                      12,306.29
10/31/2010                         12,993.97                      12,773.53
11/30/2010                         12,995.64                      12,773.53
12/31/2010                         13,864.15                      13,625.67
 1/31/2011                         14,192.75                      13,943.55
 2/28/2011                         14,678.99                      14,420.38
 3/31/2011                         14,684.82                      14,430.09
 4/30/2011                         15,119.72                      14,851.72
 5/31/2011                         14,948.57                      14,684.52
 6/30/2011                         14,699.39                      14,439.14
 7/31/2011                         14,400.48                      14,139.70
 8/31/2011                         13,618.22                      13,372.82
 9/30/2011                         12,660.88                      12,428.50
10/31/2011                         14,044.62                      13,786.61
11/30/2011                         14,013.59                      13,757.24
12/31/2011                         14,156.93                      13,892.06

                                  [END CHART]

            *Data from 4/30/02 to 12/31/11.

The graph illustrates how a $10,000 hypothetical investment in the USAA S&P 500 Index Fund's Reward Shares closely tracks the S&P 500 Index. The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks.

*The performance of the S&P 500 Index is calculated from the end of the month, April 30, 2002, while the Reward Shares were introduced on May 1, 2002. There may be a slight variation of the performance numbers because of this difference.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for our use. The USAA S&P 500 Index Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the USAA S&P 500 Index Fund. o Index products incur fees and expenses and may not always be invested in all securities of the index the Fund attempts to mirror. It is not possible to invest directly in an index.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                             TOP 10 EQUITY HOLDINGS
                                 AS OF 12/31/11
                                (% of Net Assets)

Exxon Mobil Corp. .......................................................   3.5%
Apple, Inc. .............................................................   3.3%
International Business Machines Corp. ...................................   1.9%
Chevron Corp. ...........................................................   1.8%
Microsoft Corp. .........................................................   1.7%
General Electric Co. ....................................................   1.6%
Procter & Gamble Co. ....................................................   1.6%
AT&T, Inc. ..............................................................   1.6%
Johnson & Johnson .......................................................   1.6%
Pfizer, Inc. ............................................................   1.4%

You will find a complete list of securities that the Fund owns on pages 12-32.

                      o SECTOR ALLOCATION* -- 12/31/2011 o

                        [PIE CHART OF SECTOR ALLOCATION]

INFORMATION TECHNOLOGY                                                     18.7%
FINANCIALS                                                                 13.5%
ENERGY                                                                     12.1%
HEALTH CARE                                                                11.7%
CONSUMER STAPLES                                                           11.4%
INDUSTRIALS                                                                10.5%
CONSUMER DISCRETIONARY                                                     10.5%
UTILITIES                                                                   3.8%
MATERIALS                                                                   3.5%
TELECOMMUNICATION SERVICES                                                  2.9%

                                   [END CHART]

* Excludes money market instruments.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

8  | USAA S&P 500 INDEX FUND

================================================================================

SHAREHOLDER VOTING RESULTS

--------------------------------------------------------------------------------

On November 10, 2011, a meeting of shareholders was held to vote on a number of proposals relating to certain USAA mutual funds. However, all shareholders of record on September 16, 2011, were entitled to vote on the proposal shown below. The proposal was approved by the shareholders.

PROPOSAL

Election of new members to the Funds' Board of Trustees including the re-election of Robert L. Mason, Ph.D. and Michael F. Reimherr became effective January 1, 2012.

                             NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------

TRUSTEES                                     FOR                  VOTES WITHHELD
--------------------------------------------------------------------------------
Thomas F. Eggers                        6,660,811,393               63,843,596
Daniel S. McNamara                      6,665,041,690               59,613,299
Robert L. Mason, Ph.D.                  6,673,454,396               51,200,593
Michael F. Reimherr                     6,655,017,938               69,637,051
Paul L. McNamara                        6,652,482,258               72,172,731
Barbara B. Ostdiek, Ph.D.               6,650,120,137               74,534,852

================================================================================

                                                 SHAREHOLDER VOTING RESULTS |  9

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended December 31, 2011, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2012.

100% of ordinary income distributions qualify for the dividends-received deductions eligible to corporations.

For the fiscal year ended December 31, 2011, the Fund hereby designates 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

For the fiscal year ended December 31, 2011, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $213,000 as qualifying interest income.

================================================================================

10  | USAA S&P 500 INDEX FUND

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA S&P 500 INDEX FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA S&P 500 Index Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of December 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA S&P 500 Index Fund at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
February 17, 2012

================================================================================

                   REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM |  11

================================================================================

PORTFOLIO OF INVESTMENTS

December 31, 2011

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES   SECURITY                                                               (000)
----------------------------------------------------------------------------------------
            COMMON STOCKS (98.6%)

            CONSUMER DISCRETIONARY (10.5%)
            ------------------------------
            ADVERTISING (0.1%)
   130,886  Interpublic Group of Companies, Inc.                              $    1,273
    78,457  Omnicom Group, Inc.                                                    3,498
                                                                              ----------
                                                                                   4,771
                                                                              ----------
            APPAREL & ACCESSORIES & LUXURY GOODS (0.3%)
    83,053  Coach, Inc.                                                            5,069
    18,437  Ralph Lauren Corp.                                                     2,546
    24,810  VF Corp.                                                               3,151
                                                                              ----------
                                                                                  10,766
                                                                              ----------
            APPAREL RETAIL (0.5%)
    24,510  Abercrombie & Fitch Co. "A"                                            1,197
    98,882  Gap, Inc.                                                              1,834
    69,898  Limited Brands, Inc.                                                   2,820
    65,690  Ross Stores, Inc.                                                      3,122
   107,197  TJX Companies, Inc.                                                    6,920
    31,988  Urban Outfitters, Inc.*                                                  882
                                                                              ----------
                                                                                  16,775
                                                                              ----------
            AUTO PARTS & EQUIPMENT (0.3%)
    31,337  BorgWarner, Inc.*                                                      1,997
   193,691  Johnson Controls, Inc.                                                 6,055
                                                                              ----------
                                                                                   8,052
                                                                              ----------
            AUTOMOBILE MANUFACTURERS (0.4%)
 1,081,819  Ford Motor Co.*                                                       11,640
                                                                              ----------
            AUTOMOTIVE RETAIL (0.2%)
    14,208  AutoNation, Inc.*                                                        524
     7,928  AutoZone, Inc.*                                                        2,576
    64,512  CarMax, Inc.*                                                          1,966
    36,519  O'Reilly Automotive, Inc.*                                             2,920
                                                                              ----------
                                                                                   7,986
                                                                              ----------
            BROADCASTING (0.3%)
   186,354  CBS Corp. "B"                                                          5,058

================================================================================

12  | USAA S&P 500 INDEX FUND

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES   SECURITY                                                               (000)
----------------------------------------------------------------------------------------
    75,195  Discovery Communications, Inc. "A"*                               $    3,081
    27,844  Scripps Networks Interactive "A"                                       1,181
                                                                              ----------
                                                                                   9,320
                                                                              ----------
            CABLE & SATELLITE (1.0%)
    61,046  Cablevision Systems Corp. "A"                                            868
   775,841  Comcast Corp. "A"                                                     18,395
   200,807  DIRECTV "A"*                                                           8,587
    90,919  Time Warner Cable, Inc.                                                5,780
                                                                              ----------
                                                                                  33,630
                                                                              ----------
            CASINOS & GAMING (0.1%)
    83,387  International Game Technology                                          1,434
    22,566  Wynn Resorts Ltd.                                                      2,494
                                                                              ----------
                                                                                   3,928
                                                                              ----------
            COMPUTER & ELECTRONICS RETAIL (0.1%)
    83,638  Best Buy Co., Inc.                                                     1,954
    38,408  GameStop Corp. "A"*                                                      927
                                                                              ----------
                                                                                   2,881
                                                                              ----------
            CONSUMER ELECTRONICS (0.0%)
    19,343  Harman International Industries, Inc.                                    736
                                                                              ----------
            DEPARTMENT STORES (0.4%)
    40,883  J.C. Penney Co., Inc.                                                  1,437
    72,266  Kohl's Corp.                                                           3,566
   119,653  Macy's, Inc.                                                           3,851
    46,047  Nordstrom, Inc.                                                        2,289
    10,513  Sears Holdings Corp.*                                                    334
                                                                              ----------
                                                                                  11,477
                                                                              ----------
            DISTRIBUTORS (0.1%)
    44,440  Genuine Parts Co.                                                      2,720
                                                                              ----------
            EDUCATION SERVICES (0.1%)
    33,041  Apollo Group, Inc. "A"*                                                1,780
    17,305  DeVry, Inc.                                                              665
                                                                              ----------
                                                                                   2,445
                                                                              ----------
            FOOTWEAR (0.3%)
   105,572  NIKE, Inc. "B"                                                        10,174
                                                                              ----------
            GENERAL MERCHANDISE STORES (0.5%)
    19,291  Big Lots, Inc.*                                                          728
    33,846  Dollar Tree, Inc.*                                                     2,813
    33,328  Family Dollar Stores, Inc.                                             1,922

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES   SECURITY                                                               (000)
----------------------------------------------------------------------------------------
   191,025  Target Corp.                                                      $    9,784
                                                                              ----------
                                                                                  15,247
                                                                              ----------
            HOME FURNISHINGS (0.0%)
    38,841  Leggett & Platt, Inc.                                                    895
                                                                              ----------
            HOME IMPROVEMENT RETAIL (0.8%)
   438,672  Home Depot, Inc.                                                      18,442
   356,764  Lowe's Companies, Inc.                                                 9,054
       475  Orchard Supply Hardware Stores Corp. "A"(g)*                               2
                                                                              ----------
                                                                                  27,498
                                                                              ----------
            HOMEBUILDING (0.1%)
    78,071  D.R. Horton, Inc.                                                        985
    46,792  Lennar Corp. "A"                                                         919
    93,016  Pulte Group, Inc.*                                                       587
                                                                              ----------
                                                                                   2,491
                                                                              ----------
            HOMEFURNISHING RETAIL (0.1%)
    67,945  Bed Bath & Beyond, Inc.*                                               3,939
                                                                              ----------
            HOTELS, RESORTS & CRUISE LINES (0.3%)
   128,841  Carnival Corp.                                                         4,205
    76,549  Marriott International, Inc. "A"                                       2,233
    54,235  Starwood Hotels & Resorts Worldwide, Inc.                              2,602
    43,525  Wyndham Worldwide Corp.                                                1,647
                                                                              ----------
                                                                                  10,687
                                                                              ----------
            HOUSEHOLD APPLIANCES (0.0%)
    21,294  Whirlpool Corp.                                                        1,010
                                                                              ----------
            HOUSEWARES & SPECIALTIES (0.0%)
    80,993  Newell Rubbermaid, Inc.                                                1,308
                                                                              ----------
            INTERNET RETAIL (0.8%)
   103,523  Amazon.com, Inc.*                                                     17,920
    26,958  Expedia, Inc.                                                            782
    15,782  Netflix, Inc.*                                                         1,093
    14,158  Priceline.com, Inc.*                                                   6,622
    26,958  TripAdvisor, Inc.*                                                       680
                                                                              ----------
                                                                                  27,097
                                                                              ----------
            LEISURE PRODUCTS (0.1%)
    33,107  Hasbro, Inc.                                                           1,056
    96,902  Mattel, Inc.                                                           2,690
                                                                              ----------
                                                                                   3,746
                                                                              ----------
            MOTORCYCLE MANUFACTURERS (0.1%)
    65,909  Harley-Davidson, Inc.                                                  2,562
                                                                              ----------

================================================================================

14  | USAA S&P 500 INDEX FUND

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES   SECURITY                                                               (000)
----------------------------------------------------------------------------------------
            MOVIES & ENTERTAINMENT (1.5%)
   624,219  News Corp. "A"                                                    $   11,136
   284,822  Time Warner, Inc.                                                     10,294
   157,124  Viacom, Inc. "B"                                                       7,135
   511,342  Walt Disney Co.                                                       19,175
                                                                              ----------
                                                                                  47,740
                                                                              ----------
            PUBLISHING (0.2%)
    66,565  Gannett Co., Inc.                                                        890
    83,672  McGraw-Hill Companies, Inc.                                            3,763
     1,404  Washington Post Co. "B"                                                  529
                                                                              ----------
                                                                                   5,182
                                                                              ----------
            RESTAURANTS (1.6%)
     8,884  Chipotle Mexican Grill, Inc.*                                          3,000
    37,416  Darden Restaurants, Inc.                                               1,705
   291,415  McDonald's Corp.                                                      29,238
   211,843  Starbucks Corp.                                                        9,747
   131,377  Yum! Brands, Inc.                                                      7,753
                                                                              ----------
                                                                                  51,443
                                                                              ----------
            SPECIALIZED CONSUMER SERVICES (0.0%)
    82,905  H&R Block, Inc.                                                        1,354
                                                                              ----------
            SPECIALTY STORES (0.2%)
   199,295  Staples, Inc.                                                          2,768
    36,142  Tiffany & Co.                                                          2,395
                                                                              ----------
                                                                                   5,163
                                                                              ----------
            TIRES & RUBBER (0.0%)
    67,837  Goodyear Tire & Rubber Co.*                                              961
                                                                              ----------
            Total Consumer Discretionary                                         345,624
                                                                              ----------
            CONSUMER STAPLES (11.4%)
            ------------------------
            AGRICULTURAL PRODUCTS (0.2%)
   189,626  Archer-Daniels-Midland Co.                                             5,423
                                                                              ----------
            BREWERS (0.1%)
    44,894  Molson Coors Brewing Co. "B"                                           1,955
                                                                              ----------
            DISTILLERS & VINTNERS (0.2%)
    44,245  Beam, Inc.                                                             2,267
    28,704  Brown-Forman Corp. "B"                                                 2,311
    49,811  Constellation Brands, Inc. "A"*                                        1,029
                                                                              ----------
                                                                                   5,607
                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES   SECURITY                                                               (000)
----------------------------------------------------------------------------------------
            DRUG RETAIL (0.7%)
   370,344  CVS Caremark Corp.                                                $   15,103
   253,141  Walgreen Co.                                                           8,369
                                                                              ----------
                                                                                  23,472
                                                                              ----------
            FOOD DISTRIBUTORS (0.1%)
   167,854  Sysco Corp.                                                            4,923
                                                                              ----------
            FOOD RETAIL (0.3%)
   170,457  Kroger Co.                                                             4,129
    96,867  Safeway, Inc.                                                          2,038
    58,714  SUPERVALU, Inc.                                                          477
    45,475  Whole Foods Market, Inc.                                               3,164
                                                                              ----------
                                                                                   9,808
                                                                              ----------
            HOUSEHOLD PRODUCTS (2.3%)
    37,354  Clorox Co.                                                             2,486
   137,877  Colgate-Palmolive Co.                                                 12,738
   112,284  Kimberly-Clark Corp.                                                   8,260
   783,136  Procter & Gamble Co.(f)                                               52,243
                                                                              ----------
                                                                                  75,727
                                                                              ----------
            HYPERMARKETS & SUPER CENTERS (1.2%)
   123,267  Costco Wholesale Corp.                                                10,270
   496,850  Wal-Mart Stores, Inc.(f)                                              29,692
                                                                              ----------
                                                                                  39,962
                                                                              ----------
            PACKAGED FOODS & MEAT (1.7%)
    50,703  Campbell Soup Co.                                                      1,685
   117,149  ConAgra Foods, Inc.                                                    3,093
    54,512  Dean Foods Co.*                                                          611
   183,771  General Mills, Inc.                                                    7,426
    91,148  H.J. Heinz Co.                                                         4,926
    43,360  Hershey Co.                                                            2,679
    38,855  Hormel Foods Corp.                                                     1,138
    32,302  J.M. Smucker Co.                                                       2,525
    70,520  Kellogg Co.                                                            3,566
   502,751  Kraft Foods, Inc. "A"                                                 18,783
    38,243  McCormick & Co., Inc.                                                  1,928
    57,999  Mead Johnson Nutrition Co.                                             3,986
   168,743  Sara Lee Corp.                                                         3,193
    83,145  Tyson Foods, Inc. "A"                                                  1,716
                                                                              ----------
                                                                                  57,255
                                                                              ----------
            PERSONAL PRODUCTS (0.2%)
   123,074  Avon Products, Inc.                                                    2,150

================================================================================

16  | USAA S&P 500 INDEX FUND

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES   SECURITY                                                               (000)
----------------------------------------------------------------------------------------
    31,672  Estee Lauder Companies, Inc. "A"                                  $    3,558
                                                                              ----------
                                                                                   5,708
                                                                              ----------
            SOFT DRINKS (2.4%)
   646,335  Coca-Cola Co.                                                         45,224
    88,762  Coca-Cola Enterprises, Inc.                                            2,288
    60,933  Dr Pepper Snapple Group, Inc.                                          2,406
   444,917  PepsiCo, Inc.                                                         29,520
                                                                              ----------
                                                                                  79,438
                                                                              ----------
            TOBACCO (2.0%)
   585,492  Altria Group, Inc.                                                    17,360
    38,377  Lorillard, Inc.                                                        4,375
   494,259  Philip Morris International, Inc.                                     38,789
    96,187  Reynolds American, Inc.                                                3,984
                                                                              ----------
                                                                                  64,508
                                                                              ----------
            Total Consumer Staples                                               373,786
                                                                              ----------
            ENERGY (12.1%)
            -------------
            COAL & CONSUMABLE FUELS (0.2%)
    63,663  Alpha Natural Resources, Inc.*                                         1,300
    64,560  CONSOL Energy, Inc.                                                    2,369
    77,099  Peabody Energy Corp.                                                   2,553
                                                                              ----------
                                                                                   6,222
                                                                              ----------
            INTEGRATED OIL & GAS (7.1%)
   566,835  Chevron Corp.                                                         60,311
   377,835  ConocoPhillips                                                        27,533
 1,364,069  Exxon Mobil Corp.(f)                                                 115,619
    84,673  Hess Corp.                                                             4,809
    55,114  Murphy Oil Corp.                                                       3,072
   231,036  Occidental Petroleum Corp.                                            21,648
                                                                              ----------
                                                                                 232,992
                                                                              ----------
            OIL & GAS DRILLING (0.2%)
    19,558  Diamond Offshore Drilling, Inc.                                        1,081
    30,686  Helmerich & Payne, Inc.                                                1,791
    82,822  Nabors Industries Ltd.*                                                1,436
    71,734  Noble Corp.                                                            2,168
    35,323  Rowan Companies, Inc.*                                                 1,071
                                                                              ----------
                                                                                   7,547
                                                                              ----------
            OIL & GAS EQUIPMENT & SERVICES (1.7%)
   124,591  Baker Hughes, Inc.                                                     6,060
    70,209  Cameron International Corp.*                                           3,454
    68,118  FMC Technologies, Inc.*                                                3,558

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES   SECURITY                                                               (000)
----------------------------------------------------------------------------------------
   262,599  Halliburton Co.                                                   $    9,062
   120,358  National Oilwell Varco, Inc.                                           8,183
   381,918  Schlumberger Ltd.                                                     26,089
                                                                              ----------
                                                                                  56,406
                                                                              ----------
            OIL & GAS EXPLORATION & PRODUCTION (2.1%)
   141,719  Anadarko Petroleum Corp.                                              10,817
   109,315  Apache Corp.                                                           9,902
    29,644  Cabot Oil & Gas Corp.                                                  2,250
   186,825  Chesapeake Energy Corp.                                                4,164
   111,616  Denbury Resources, Inc.*                                               1,685
   114,998  Devon Energy Corp.                                                     7,130
    76,380  EOG Resources, Inc.                                                    7,524
    42,552  EQT Corp.                                                              2,331
   201,195  Marathon Oil Corp.                                                     5,889
    37,571  Newfield Exploration Co.*                                              1,418
    49,737  Noble Energy, Inc.                                                     4,695
    34,841  Pioneer Natural Resources Co.                                          3,118
    50,730  QEP Resources, Inc.                                                    1,486
    44,518  Range Resources Corp.                                                  2,758
    98,305  Southwestern Energy Co.*                                               3,140
                                                                              ----------
                                                                                  68,307
                                                                              ----------
            OIL & GAS REFINING & MARKETING (0.3%)
   102,070  Marathon Petroleum Corp.                                               3,398
    30,342  Sunoco, Inc.                                                           1,245
    39,453  Tesoro Corp.*                                                            921
   159,191  Valero Energy Corp.                                                    3,351
                                                                              ----------
                                                                                   8,915
                                                                              ----------
            OIL & GAS STORAGE & TRANSPORTATION (0.5%)
   220,202  El Paso Corp.                                                          5,851
   185,597  Spectra Energy Corp.                                                   5,707
   168,598  Williams Companies, Inc.                                               5,567
                                                                              ----------
                                                                                  17,125
                                                                              ----------
            Total Energy                                                         397,514
                                                                              ----------
            FINANCIALS (13.5%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (1.1%)
    64,445  Ameriprise Financial, Inc.                                             3,199
   344,509  Bank of New York Mellon Corp., Inc.                                    6,859
    28,432  BlackRock, Inc.                                                        5,068
    25,899  Federated Investors, Inc. "B"                                            392
    41,486  Franklin Resources, Inc.                                               3,985
   129,411  Invesco Ltd.                                                           2,600

================================================================================

18  | USAA S&P 500 INDEX FUND

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES   SECURITY                                                               (000)
----------------------------------------------------------------------------------------
    35,397  Legg Mason, Inc.                                                  $      851
    65,600  Northern Trust Corp.(c)                                                2,602
   140,129  State Street Corp.                                                     5,649
    71,719  T. Rowe Price Group, Inc.                                              4,084
                                                                              ----------
                                                                                  35,289
                                                                              ----------
            CONSUMER FINANCE (0.7%)
   287,766  American Express Co.                                                  13,574
   131,334  Capital One Financial Corp.                                            5,554
   156,584  Discover Financial Services                                            3,758
   143,842  SLM Corp.                                                              1,928
                                                                              ----------
                                                                                  24,814
                                                                              ----------
            DIVERSIFIED BANKS (1.8%)
    56,607  Comerica, Inc.                                                         1,460
   543,414  U.S. Bancorp                                                          14,699
 1,501,397  Wells Fargo & Co.                                                     41,379
                                                                              ----------
                                                                                  57,538
                                                                              ----------
            INSURANCE BROKERS (0.3%)
    91,604  Aon Corp.                                                              4,287
   152,375  Marsh & McLennan Companies, Inc.                                       4,818
                                                                              ----------
                                                                                   9,105
                                                                              ----------
            INVESTMENT BANKING & BROKERAGE (0.7%)
   305,762  Charles Schwab Corp.                                                   3,443
    73,267  E*TRADE Financial Corp.*                                                 583
   140,139  Goldman Sachs Group, Inc.                                             12,673
   422,537  Morgan Stanley                                                         6,393
                                                                              ----------
                                                                                  23,092
                                                                              ----------
            LIFE & HEALTH INSURANCE (0.9%)
   133,367  AFLAC, Inc.                                                            5,769
    85,591  Lincoln National Corp.                                                 1,662
   300,778  MetLife, Inc.                                                          9,378
    87,026  Principal Financial Group, Inc.                                        2,141
   134,348  Prudential Financial, Inc.                                             6,734
    28,725  Torchmark Corp.                                                        1,246
    84,516  Unum Group                                                             1,781
                                                                              ----------
                                                                                  28,711
                                                                              ----------
            MULTI-LINE INSURANCE (0.3%)
   124,647  American International Group, Inc.*                                    2,892
    26,755  Assurant, Inc.                                                         1,099
   136,558  Genworth Financial, Inc. "A"*                                            894
   127,386  Hartford Financial Services Group, Inc.                                2,070

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES   SECURITY                                                               (000)
----------------------------------------------------------------------------------------
    86,237  Loews Corp.                                                       $    3,247
                                                                              ----------
                                                                                  10,202
                                                                              ----------
            MULTI-SECTOR HOLDINGS (0.0%)
    57,339  Leucadia National Corp.                                                1,304
                                                                              ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (2.2%)
 2,885,435  Bank of America Corp.(f)                                              16,043
   832,327  Citigroup, Inc.                                                       21,898
 1,081,640  JPMorgan Chase & Co.                                                  35,965
                                                                              ----------
                                                                                  73,906
                                                                              ----------
            PROPERTY & CASUALTY INSURANCE (2.1%)
    96,009  ACE Ltd.                                                               6,732
   143,796  Allstate Corp.                                                         3,942
   500,345  Berkshire Hathaway, Inc. "B"*                                         38,176
    79,058  Chubb Corp.                                                            5,472
    46,056  Cincinnati Financial Corp.                                             1,403
   175,622  Progressive Corp.                                                      3,426
   117,341  Travelers Companies, Inc.                                              6,943
    91,040  XL Group plc                                                           1,800
                                                                              ----------
                                                                                  67,894
                                                                              ----------
            REAL ESTATE SERVICES (0.0%)
    92,837  CBRE Group, Inc.*                                                      1,413
                                                                              ----------
            REGIONAL BANKS (0.9%)
   198,424  BB&T Corp.                                                             4,994
   262,645  Fifth Third Bancorp                                                    3,341
    76,800  First Horizon National Corp.                                             614
   242,032  Huntington Bancshares, Inc.                                            1,329
   269,914  KeyCorp                                                                2,076
    36,154  M&T Bank Corp.                                                         2,760
   149,586  PNC Financial Services Group, Inc.                                     8,627
   363,538  Regions Financial Corp.                                                1,563
   151,881  SunTrust Banks, Inc.                                                   2,688
    54,122  Zions Bancorp                                                            881
                                                                              ----------
                                                                                  28,873
                                                                              ----------
            REITs - DIVERSIFIED (0.1%)
    52,559  Vornado Realty Trust                                                   4,040
                                                                              ----------
            REITs - INDUSTRIAL (0.1%)
   130,569  Prologis, Inc.                                                         3,733
                                                                              ----------
            REITs - OFFICE (0.1%)
    41,913  Boston Properties, Inc.                                                4,174
                                                                              ----------

================================================================================

20  | USAA S&P 500 INDEX FUND

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES   SECURITY                                                               (000)
----------------------------------------------------------------------------------------
            REITs - RESIDENTIAL (0.3%)
    34,684  Apartment Investment & Management Co. "A"                         $      795
    27,185  AvalonBay Communities, Inc.                                            3,550
    84,321  Equity Residential Properties Trust                                    4,809
                                                                              ----------
                                                                                   9,154
                                                                              ----------
            REITs - RETAIL (0.4%)
   116,488  Kimco Realty Corp.                                                     1,892
    83,572  Simon Property Group, Inc.                                            10,776
                                                                              ----------
                                                                                  12,668
                                                                              ----------
            REITs - SPECIALIZED (1.0%)
   112,129  American Tower Corp. "A"                                               6,729
   115,414  HCP, Inc.                                                              4,782
    54,114  Health Care REIT, Inc.                                                 2,951
   199,699  Host Hotels & Resorts, Inc.                                            2,949
    45,745  Plum Creek Timber Co., Inc.                                            1,672
    40,389  Public Storage                                                         5,431
    81,976  Ventas, Inc.                                                           4,519
   152,896  Weyerhaeuser Co.                                                       2,855
                                                                              ----------
                                                                                  31,888
                                                                              ----------
            SPECIALIZED FINANCE (0.4%)
    18,811  CME Group, Inc.                                                        4,584
    20,541  IntercontinentalExchange, Inc.*                                        2,476
    55,471  Moody's Corp.                                                          1,868
    36,662  Nasdaq OMX Group, Inc.*                                                  899
    75,099  NYSE Euronext                                                          1,960
                                                                              ----------
                                                                                  11,787
                                                                              ----------
            THRIFTS & MORTGAGE FINANCE (0.1%)
   149,503  Hudson City Bancorp, Inc.                                                935
   104,770  People's United Financial, Inc.                                        1,346
                                                                              ----------
                                                                                   2,281
                                                                              ----------
            Total Financials                                                     441,866
                                                                              ----------
            HEALTH CARE (11.7%)
            ------------------
            BIOTECHNOLOGY (1.2%)
   225,747  Amgen, Inc.                                                           14,495
    69,242  Biogen Idec, Inc.*                                                     7,620
   126,376  Celgene Corp.*                                                         8,543
   213,777  Gilead Sciences, Inc.*                                                 8,750
                                                                              ----------
                                                                                  39,408
                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES   SECURITY                                                               (000)
----------------------------------------------------------------------------------------
            HEALTH CARE DISTRIBUTORS (0.4%)
    73,437  AmerisourceBergen Corp.                                           $    2,731
    98,281  Cardinal Health, Inc.                                                  3,991
    70,060  McKesson Corp.                                                         5,458
    27,057  Patterson Companies, Inc.                                                799
                                                                              ----------
                                                                                  12,979
                                                                              ----------
            HEALTH CARE EQUIPMENT (1.7%)
   160,864  Baxter International, Inc.                                             7,959
    60,956  Becton, Dickinson & Co.                                                4,555
   421,945  Boston Scientific Corp.*                                               2,253
    24,354  C.R. Bard, Inc.                                                        2,082
    64,374  Carefusion Corp.*                                                      1,636
   137,277  Covidien plc                                                           6,179
    32,254  Edwards Lifesciences Corp.*                                            2,280
    11,107  Intuitive Surgical, Inc.*                                              5,143
   300,338  Medtronic, Inc.                                                       11,488
    90,468  St. Jude Medical, Inc.                                                 3,103
    92,589  Stryker Corp.                                                          4,603
    32,043  Varian Medical Systems, Inc.*                                          2,151
    50,994  Zimmer Holdings, Inc.*                                                 2,724
                                                                              ----------
                                                                                  56,156
                                                                              ----------
            HEALTH CARE FACILITIES (0.0%)
   123,337  Tenet Healthcare Corp.*                                                  633
                                                                              ----------
            HEALTH CARE SERVICES (0.6%)
    26,644  DaVita, Inc.*                                                          2,020
   138,680  Express Scripts, Inc.*                                                 6,198
    27,999  Laboratory Corp. of America Holdings*                                  2,407
   110,281  Medco Health Solutions, Inc.*                                          6,165
    44,736  Quest Diagnostics, Inc.                                                2,597
                                                                              ----------
                                                                                  19,387
                                                                              ----------
            HEALTH CARE SUPPLIES (0.0%)
    39,795  DENTSPLY International, Inc.                                           1,392
                                                                              ----------
            HEALTH CARE TECHNOLOGY (0.1%)
    41,668  Cerner Corp.*                                                          2,552
                                                                              ----------
            LIFE SCIENCES TOOLS & SERVICES (0.4%)
    99,150  Agilent Technologies, Inc.*                                            3,463
    50,196  Life Technologies Corp.*                                               1,953
    32,925  PerkinElmer, Inc.                                                        659
   107,410  Thermo Fisher Scientific, Inc.*                                        4,830
    25,554  Waters Corp.*                                                          1,892
                                                                              ----------
                                                                                  12,797
                                                                              ----------

================================================================================

22  | USAA S&P 500 INDEX FUND

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES   SECURITY                                                               (000)
----------------------------------------------------------------------------------------
            MANAGED HEALTH CARE (1.1%)
   102,956  Aetna, Inc.                                                       $    4,344
    81,806  CIGNA Corp.                                                            3,436
    41,355  Coventry Health Care, Inc.*                                            1,256
    46,466  Humana, Inc.                                                           4,071
   303,512  UnitedHealth Group, Inc.                                              15,382
    98,922  WellPoint, Inc.                                                        6,553
                                                                              ----------
                                                                                  35,042
                                                                              ----------
            PHARMACEUTICALS (6.2%)
   443,244  Abbott Laboratories                                                   24,924
    87,101  Allergan, Inc.                                                         7,642
   482,809  Bristol-Myers Squibb Co.                                              17,014
   289,870  Eli Lilly and Co.                                                     12,047
    75,712  Forest Laboratories, Inc.*                                             2,291
    46,838  Hospira, Inc.*                                                         1,423
   777,223  Johnson & Johnson                                                     50,970
   867,343  Merck & Co., Inc.                                                     32,699
   122,235  Mylan, Inc.*                                                           2,623
    26,479  Perrigo Co.                                                            2,577
 2,187,492  Pfizer, Inc.(f)                                                       47,337
    35,928  Watson Pharmaceuticals, Inc.*                                          2,168
                                                                              ----------
                                                                                 203,715
                                                                              ----------
            Total Health Care                                                    384,061
                                                                              ----------
            INDUSTRIALS (10.5%)
            ------------------
            AEROSPACE & DEFENSE (2.6%)
   211,491  Boeing Co.                                                            15,513
   101,311  General Dynamics Corp.                                                 6,728
    35,599  Goodrich Corp.                                                         4,404
   220,101  Honeywell International, Inc.                                         11,962
    28,397  L-3 Communications Holdings, Inc.                                      1,893
    75,475  Lockheed Martin Corp.                                                  6,106
    74,801  Northrop Grumman Corp.                                                 4,374
    41,019  Precision Castparts Corp.                                              6,760
    98,456  Raytheon Co.                                                           4,763
    42,957  Rockwell Collins, Inc.                                                 2,379
    79,534  Textron, Inc.                                                          1,471
   257,864  United Technologies Corp.                                             18,847
                                                                              ----------
                                                                                  85,200
                                                                              ----------
            AIR FREIGHT & LOGISTICS (1.0%)
    46,602  C.H. Robinson Worldwide, Inc.                                          3,252
    60,715  Expeditors International of Washington, Inc.                           2,487

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES   SECURITY                                                               (000)
----------------------------------------------------------------------------------------
    90,303  FedEx Corp.                                                       $    7,541
   274,643  United Parcel Service, Inc. "B"                                       20,101
                                                                              ----------
                                                                                  33,381
                                                                              ----------
            AIRLINES (0.1%)
   222,645  Southwest Airlines Co.                                                 1,906
                                                                              ----------
            BUILDING PRODUCTS (0.0%)
   100,140  Masco Corp.                                                            1,049
                                                                              ----------
            COMMERCIAL PRINTING (0.0%)
    52,444  R.R. Donnelley & Sons Co.                                                757
                                                                              ----------
            CONSTRUCTION & ENGINEERING (0.2%)
    48,311  Fluor Corp.                                                            2,427
    36,562  Jacobs Engineering Group, Inc.*                                        1,484
    60,343  Quanta Services, Inc.*                                                 1,300
                                                                              ----------
                                                                                   5,211
                                                                              ----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.1%)
   183,986  Caterpillar, Inc.                                                     16,669
    54,825  Cummins, Inc.                                                          4,826
   117,719  Deere & Co.                                                            9,105
    30,130  Joy Global, Inc.                                                       2,259
   102,325  PACCAR, Inc.                                                           3,834
                                                                              ----------
                                                                                  36,693
                                                                              ----------
            DIVERSIFIED SUPPORT SERVICES (0.1%)
    31,637  Cintas Corp.                                                           1,101
    52,851  Iron Mountain, Inc.                                                    1,628
                                                                              ----------
                                                                                   2,729
                                                                              ----------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
    45,045  Cooper Industries plc                                                  2,439
   209,449  Emerson Electric Co.                                                   9,758
    40,368  Rockwell Automation, Inc.                                              2,962
    27,447  Roper Industries, Inc.                                                 2,385
                                                                              ----------
                                                                                  17,544
                                                                              ----------
            ENVIRONMENTAL & FACILITIES SERVICES (0.3%)
    88,865  Republic Services, Inc.                                                2,448
    23,963  Stericycle, Inc.*                                                      1,867
   131,350  Waste Management, Inc.                                                 4,297
                                                                              ----------
                                                                                   8,612
                                                                              ----------
            HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
    41,145  Robert Half International, Inc.                                        1,171
                                                                              ----------

================================================================================

24  | USAA S&P 500 INDEX FUND

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES   SECURITY                                                               (000)
----------------------------------------------------------------------------------------
            INDUSTRIAL CONGLOMERATES (2.5%)
   199,442  3M Co.                                                            $   16,300
   162,129  Danaher Corp.                                                          7,627
 3,004,870  General Electric Co.                                                  53,817
   131,637  Tyco International Ltd.                                                6,149
                                                                              ----------
                                                                                  83,893
                                                                              ----------
            INDUSTRIAL MACHINERY (0.9%)
    52,360  Dover Corp.                                                            3,039
    95,219  Eaton Corp.                                                            4,145
    15,606  Flowserve Corp.                                                        1,550
   137,570  Illinois Tool Works, Inc.                                              6,426
    88,959  Ingersoll-Rand plc                                                     2,711
    33,105  Pall Corp.                                                             1,892
    43,050  Parker-Hannifin Corp.                                                  3,283
    16,348  Snap-On, Inc.                                                            827
    48,028  Stanley Black & Decker, Inc.                                           3,247
    52,395  Xylem, Inc.                                                            1,346
                                                                              ----------
                                                                                  28,466
                                                                              ----------
            OFFICE SERVICES & SUPPLIES (0.1%)
    30,269  Avery Dennison Corp.                                                     868
    57,611  Pitney Bowes, Inc.                                                     1,068
                                                                              ----------
                                                                                   1,936
                                                                              ----------
            RAILROADS (0.8%)
   298,959  CSX Corp.                                                              6,296
    95,695  Norfolk Southern Corp.                                                 6,973
   137,504  Union Pacific Corp.                                                   14,567
                                                                              ----------
                                                                                  27,836
                                                                              ----------
            RESEARCH & CONSULTING SERVICES (0.1%)
    14,135  Dun & Bradstreet Corp.                                                 1,058
    34,647  Equifax, Inc.                                                          1,342
                                                                              ----------
                                                                                   2,400
                                                                              ----------
            TRADING COMPANIES & DISTRIBUTORS (0.2%)
    84,023  Fastenal Co.                                                           3,664
    17,272  W.W. Grainger, Inc.                                                    3,233
                                                                              ----------
                                                                                   6,897
                                                                              ----------
            TRUCKING (0.0%)
    14,485  Ryder System, Inc.                                                       770
                                                                              ----------
            Total Industrials                                                    346,451
                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES   SECURITY                                                               (000)
----------------------------------------------------------------------------------------
            INFORMATION TECHNOLOGY (18.7%)
            -----------------------------
            APPLICATION SOFTWARE (0.5%)
   140,343  Adobe Systems, Inc.*                                              $    3,967
    64,628  Autodesk, Inc.*                                                        1,960
    53,289  Citrix Systems, Inc.*                                                  3,236
    84,629  Intuit, Inc.                                                           4,451
    38,726  salesforce.com, Inc.*                                                  3,929
                                                                              ----------
                                                                                  17,543
                                                                              ----------
            COMMUNICATIONS EQUIPMENT (2.1%)
 1,530,278  Cisco Systems, Inc.                                                   27,667
    22,692  F5 Networks, Inc.*                                                     2,408
    33,670  Harris Corp.                                                           1,214
    66,753  JDS Uniphase Corp.*                                                      697
   148,926  Juniper Networks, Inc.*                                                3,040
    75,406  Motorola Mobility Holdings, Inc.*                                      2,926
    81,494  Motorola Solutions, Inc.                                               3,772
   478,339  QUALCOMM, Inc.                                                        26,165
                                                                              ----------
                                                                                  67,889
                                                                              ----------
            COMPUTER HARDWARE (3.9%)
   264,515  Apple, Inc.*(f)                                                      107,128
   434,853  Dell, Inc.*                                                            6,362
   565,668  Hewlett-Packard Co.                                                   14,572
                                                                              ----------
                                                                                 128,062
                                                                              ----------
            COMPUTER STORAGE & PERIPHERALS (0.7%)
   580,696  EMC Corp.*                                                            12,508
    20,287  Lexmark International, Inc. "A"                                          671
   102,193  NetApp, Inc.*                                                          3,707
    68,039  SanDisk Corp.*                                                         3,348
    66,078  Western Digital Corp.*                                                 2,045
                                                                              ----------
                                                                                  22,279
                                                                              ----------
            DATA PROCESSING & OUTSOURCED SERVICES (1.4%)
   139,150  Automatic Data Processing, Inc.                                        7,515
    43,352  Computer Sciences Corp.                                                1,027
    69,912  Fidelity National Information Services, Inc.                           1,859
    40,153  Fiserv, Inc.*                                                          2,359
    30,354  MasterCard, Inc. "A"                                                  11,317
    92,116  Paychex, Inc.                                                          2,774
    45,464  Total System Services, Inc.                                              889
   144,583  Visa, Inc. "A"                                                        14,679
   175,934  Western Union Co.                                                      3,213
                                                                              ----------
                                                                                  45,632
                                                                              ----------

================================================================================

26  | USAA S&P 500 INDEX FUND

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES   SECURITY                                                               (000)
----------------------------------------------------------------------------------------
            ELECTRONIC COMPONENTS (0.2%)
    47,167  Amphenol Corp. "A"                                                $    2,141
   447,438  Corning, Inc.                                                          5,807
                                                                              ----------
                                                                                   7,948
                                                                              ----------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
    44,374  FLIR Systems, Inc.                                                     1,112
                                                                              ----------
            ELECTRONIC MANUFACTURING SERVICES (0.2%)
    52,112  Jabil Circuit, Inc.                                                    1,024
    38,720  Molex, Inc.                                                              924
   120,796  TE Connectivity Ltd.                                                   3,722
                                                                              ----------
                                                                                   5,670
                                                                              ----------
            HOME ENTERTAINMENT SOFTWARE (0.1%)
    95,000  Electronic Arts, Inc.*                                                 1,957
                                                                              ----------
            INTERNET SOFTWARE & SERVICES (2.0%)
    51,882  Akamai Technologies, Inc.*                                             1,675
   327,000  eBay, Inc.*                                                            9,918
    71,892  Google, Inc. "A"*                                                     46,435
    45,193  VeriSign, Inc.                                                         1,614
   352,933  Yahoo!, Inc.*                                                          5,693
                                                                              ----------
                                                                                  65,335
                                                                              ----------
            IT CONSULTING & OTHER SERVICES (2.4%)
   182,144  Accenture plc "A"                                                      9,695
    85,849  Cognizant Technology Solutions Corp. "A"*                              5,521
   335,416  International Business Machines Corp.                                 61,676
    80,029  SAIC, Inc.*                                                              984
    47,651  Teradata Corp.*                                                        2,312
                                                                              ----------
                                                                                  80,188
                                                                              ----------
            OFFICE ELECTRONICS (0.1%)
   392,820  Xerox Corp.                                                            3,127
                                                                              ----------
            SEMICONDUCTOR EQUIPMENT (0.2%)
   370,265  Applied Materials, Inc.                                                3,965
    47,954  KLA-Tencor Corp.                                                       2,314
    18,448  Novellus Systems, Inc.*                                                  762
    50,545  Teradyne, Inc.*                                                          689
                                                                              ----------
                                                                                   7,730
                                                                              ----------
            SEMICONDUCTORS (2.1%)
   169,520  Advanced Micro Devices, Inc.*                                            916
    91,378  Altera Corp.                                                           3,390

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES   SECURITY                                                               (000)
----------------------------------------------------------------------------------------
    85,309  Analog Devices, Inc.                                              $    3,052
   137,609  Broadcom Corp. "A"*                                                    4,040
    16,675  First Solar, Inc.*                                                       563
 1,449,046  Intel Corp.                                                           35,139
    65,274  Linear Technology Corp.                                                1,960
   156,855  LSI Corp.*                                                               933
    54,480  Microchip Technology, Inc.                                             1,996
   284,967  Micron Technology, Inc.*                                               1,793
   173,802  NVIDIA Corp.*                                                          2,409
   325,180  Texas Instruments, Inc.                                                9,466
    74,236  Xilinx, Inc.                                                           2,380
                                                                              ----------
                                                                                  68,037
                                                                              ----------
            SYSTEMS SOFTWARE (2.8%)
    48,321  BMC Software, Inc.*                                                    1,584
   105,203  CA, Inc.                                                               2,127
 2,130,861  Microsoft Corp.(f)                                                    55,317
 1,119,837  Oracle Corp.                                                          28,724
    54,570  Red Hat, Inc.*                                                         2,253
   208,749  Symantec Corp.*                                                        3,267
                                                                              ----------
                                                                                  93,272
                                                                              ----------
            Total Information Technology                                         615,781
                                                                              ----------
            MATERIALS (3.5%)
            ---------------
            ALUMINUM (0.1%)
   303,417  Alcoa, Inc.                                                            2,625
                                                                              ----------
            CONSTRUCTION MATERIALS (0.0%)
    37,324  Vulcan Materials Co.                                                   1,469
                                                                              ----------
            DIVERSIFIED CHEMICALS (0.9%)
   336,315  Dow Chemical Co.                                                       9,672
   262,860  E.I. du Pont de Nemours & Co.                                         12,034
    38,983  Eastman Chemical Co.                                                   1,522
    20,267  FMC Corp.                                                              1,744
    43,895  PPG Industries, Inc.                                                   3,665
                                                                              ----------
                                                                                  28,637
                                                                              ----------
            DIVERSIFIED METALS & MINING (0.3%)
   269,597  Freeport-McMoRan Copper & Gold, Inc.                                   9,918
    25,038  Titanium Metals Corp.                                                    375
                                                                              ----------
                                                                                  10,293
                                                                              ----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.5%)
    18,501  CF Industries Holdings, Inc.                                           2,682

================================================================================

28  | USAA S&P 500 INDEX FUND

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES   SECURITY                                                               (000)
----------------------------------------------------------------------------------------
   152,476  Monsanto Co.                                                      $   10,684
    85,193  Mosaic Co.                                                             4,297
                                                                              ----------
                                                                                  17,663
                                                                              ----------
            GOLD (0.3%)
   140,997  Newmont Mining Corp.                                                   8,461
                                                                              ----------
            INDUSTRIAL GASES (0.5%)
    60,151  Air Products & Chemicals, Inc.                                         5,124
    19,350  Airgas, Inc.                                                           1,511
    85,240  Praxair, Inc.                                                          9,112
                                                                              ----------
                                                                                  15,747
                                                                              ----------
            METAL & GLASS CONTAINERS (0.1%)
    46,022  Ball Corp.                                                             1,643
    45,905  Owens-Illinois, Inc.*                                                    890
                                                                              ----------
                                                                                   2,533
                                                                              ----------
            PAPER PACKAGING (0.0%)
    28,747  Bemis Co., Inc.                                                          865
    44,734  Sealed Air Corp.                                                         770
                                                                              ----------
                                                                                   1,635
                                                                              ----------
            PAPER PRODUCTS (0.2%)
   124,350  International Paper Co.                                                3,681
    48,761  MeadWestvaco Corp.                                                     1,460
                                                                              ----------
                                                                                   5,141
                                                                              ----------
            SPECIALTY CHEMICALS (0.3%)
    85,769  Ecolab, Inc.                                                           4,958
    23,472  International Flavors & Fragrances, Inc.                               1,230
    24,448  Sherwin-Williams Co.                                                   2,183
    34,020  Sigma-Aldrich Corp.                                                    2,125
                                                                              ----------
                                                                                  10,496
                                                                              ----------
            STEEL (0.3%)
    30,483  Allegheny Technologies, Inc.                                           1,457
    40,637  Cliffs Natural Resources, Inc.                                         2,534
    89,998  Nucor Corp.                                                            3,561
    40,211  United States Steel Corp.                                              1,064
                                                                              ----------
                                                                                   8,616
                                                                              ----------
            Total Materials                                                      113,316
                                                                              ----------
            TELECOMMUNICATION SERVICES (2.9%)
            --------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (2.8%)
 1,686,236  AT&T, Inc.(f)                                                         50,992
   175,724  CenturyLink, Inc.                                                      6,537

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES   SECURITY                                                               (000)
----------------------------------------------------------------------------------------
   288,144  Frontier Communications Corp.                                     $    1,484
   805,476  Verizon Communications, Inc.                                          32,316
   165,629  Windstream Corp.                                                       1,944
                                                                              ----------
                                                                                  93,273
                                                                              ----------
            WIRELESS TELECOMMUNICATION SERVICES (0.1%)
    83,472  MetroPCS Communications, Inc.*                                           724
   853,506  Sprint Nextel Corp.*                                                   1,997
                                                                              ----------
                                                                                   2,721
                                                                              ----------
            Total Telecommunication Services                                      95,994
                                                                              ----------
            UTILITIES (3.8%)
            ---------------
            ELECTRIC UTILITIES (1.8%)
   137,504  American Electric Power Co., Inc.                                      5,680
    92,825  Edison International                                                   3,843
    50,064  Entergy Corp.                                                          3,657
   189,162  Exelon Corp.                                                           8,204
   119,350  FirstEnergy Corp.                                                      5,287
   120,440  NextEra Energy, Inc.                                                   7,332
    50,735  Northeast Utilities                                                    1,830
    64,995  Pepco Holdings, Inc.                                                   1,319
    31,569  Pinnacle West Capital Corp.                                            1,521
   163,724  PPL Corp.                                                              4,817
    83,480  Progress Energy, Inc.                                                  4,677
   245,160  Southern Co.                                                          11,349
                                                                              ----------
                                                                                  59,516
                                                                              ----------
            GAS UTILITIES (0.1%)
    32,992  AGL Resources, Inc.                                                    1,394
    29,200  ONEOK, Inc.                                                            2,531
                                                                              ----------
                                                                                   3,925
                                                                              ----------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
   184,191  AES Corp.*                                                             2,181
    57,325  Constellation Energy Group, Inc.                                       2,274
    65,335  NRG Energy, Inc.*                                                      1,184
                                                                              ----------
                                                                                   5,639
                                                                              ----------
            MULTI-UTILITIES (1.7%)
    68,900  Ameren Corp.                                                           2,283
   120,475  CenterPoint Energy, Inc.                                               2,420
    71,066  CMS Energy Corp.                                                       1,569
    83,563  Consolidated Edison, Inc.                                              5,183
   162,028  Dominion Resources, Inc.                                               8,600
    48,451  DTE Energy Co.                                                         2,638

================================================================================

30  | USAA S&P 500 INDEX FUND

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES   SECURITY                                                               (000)
----------------------------------------------------------------------------------------
   379,262  Duke Energy Corp.                                                 $    8,344
    22,650  Integrys Energy Group, Inc.                                            1,227
    80,120  NiSource, Inc.                                                         1,908
   115,489  PG&E Corp.                                                             4,761
   143,236  Public Service Enterprise Group, Inc.                                  4,728
    33,086  SCANA Corp.                                                            1,491
    68,180  Sempra Energy                                                          3,750
    60,174  TECO Energy, Inc.                                                      1,152
    65,761  Wisconsin Energy Corp.                                                 2,299
   138,042  Xcel Energy, Inc.                                                      3,815
                                                                              ----------
                                                                                  56,168
                                                                              ----------
            Total Utilities                                                      125,248
                                                                              ----------
            Total Common Stocks (cost: $2,803,553)                             3,239,641
                                                                              ----------

            PREFERRED STOCKS (0.0%)

            CONSUMER DISCRETIONARY (0.0%)
            ---------------------------
            HOME IMPROVEMENT RETAIL (0.0%)
       475  Orchard Supply Hardware Stores Corp. "A"(g)*                               2
                                                                              ----------
            Total Consumer Discretionary                                               2
                                                                              ----------
            Total Preferred Stocks (cost: $47)                                         2
                                                                              ----------

            MONEY MARKET INSTRUMENTS (1.2%)

            MONEY MARKET FUND (0.9%)
28,196,604  Northern Institutional Funds - Diversified Assets
              Portfolio, 0.01%(a),(d)                                             28,197
                                                                              ----------

----------------------------------------------------------------------------------------

PRINCIPAL
AMOUNT
(000)
----------------------------------------------------------------------------------------
            U.S. TREASURY BILLS (0.3%)
$9,910      0.02%, 05/03/2012(b),(e)                                               9,909
                                                                              ----------

            Total Money Market Instruments (cost: $38,106)                        38,106
                                                                              ----------

            TOTAL INVESTMENTS (COST: $2,841,706)                              $3,277,749
                                                                              ==========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

-------------------------------------------------------------------------------------------------------
($ IN 000s)                                                VALUATION HIERARCHY
-------------------------------------------------------------------------------------------------------
                                              (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                          QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                      IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
                                   FOR IDENTICAL ASSETS              INPUTS         INPUTS        TOTAL
-------------------------------------------------------------------------------------------------------
Equity Securities:
   Common Stocks                            $ 3,239,639              $    -            $2    $3,239,641
   Preferred Stocks                                   -                   -             2             2
Money Market Instruments:
   Money Market Fund                             28,197                   -             -        28,197
   U.S. Treasury Bills                                -               9,909             -         9,909
Other financial instruments*                         33                   -             -            33
-------------------------------------------------------------------------------------------------------
Total                                       $ 3,267,869              $9,909            $4    $3,277,782
-------------------------------------------------------------------------------------------------------

* Other financial instruments are derivative instruments not reflected in the portfolio of investments,such as futures, which are valued at the unrealized appreciation/depreciation on the investment.

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

---------------------------------------------------------------------------------------------
                                                        COMMON                      PREFERRED
                                                        STOCKS                         STOCKS
---------------------------------------------------------------------------------------------
Balance as of December 31, 2010                             $-                             $-
Purchases                                                    -                              -
Sales                                                        -                              -
Transfers into Level 3                                       2                              2
Transfers out of Level 3                                     -                              -
Net realized gain (loss)                                     -                              -
Change in net unrealized appreciation/depreciation           -                              -
---------------------------------------------------------------------------------------------
Balance as of December 31, 2011                             $2                             $2
---------------------------------------------------------------------------------------------

For the period of January 1, 2011, through December 31, 2011 there were no transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

32  | USAA S&P 500 INDEX FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2011

--------------------------------------------------------------------------------

o GENERAL NOTES

  Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

  The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

  REIT -- Real estate investment trust

o SPECIFIC NOTES

  (a) Rate represents the money market fund annualized seven-day yield at December 31, 2011.

  (b) Rate represents an annualized yield at time of purchase, not a coupon rate.

  (c)  Northern Trust Corp. is the parent to Northern Trust Investments, Inc.
       (NTI), which is the subadviser of the Fund.

  (d) NTI is both the subadviser of the Fund and the adviser of the Northern Institutional Funds.

  (e) Security with a value of $9,909,000 is segregated as collateral for initial margin requirements on open futures contracts.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  33

================================================================================

  (f) Security, or a portion thereof, is segregated to cover the value of open futures contracts at December 31, 2011, as shown in the following table:

                                                                           VALUE AT          UNREALIZED
TYPE OF FUTURE              EXPIRATION       CONTRACTS     POSITION    DECEMBER 31, 2011    APPRECIATION
--------------------------------------------------------------------------------------------------------
S&P 500 Index Futures     March 15, 2012        139          Long          $43,528,000         $33,000

  (g) Security was fair valued at December 31, 2011, by USAA Investment Management Company (the Manager) in accordance with valuation procedures approved by the Board of Trustees.

    *  Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

34  | USAA S&P 500 INDEX FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

December 31, 2011

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $2,841,706)                 $3,277,749
   Cash                                                                                   785
   Receivables:
      Capital shares sold:
         Affiliated transactions (Note 8)                                                 180
         Nonaffiliated transactions                                                     3,818
      USAA Investment Management Company (Note 7D)                                        334
      USAA Transfer Agency Company (Note 7E)                                               14
      Dividends and interest                                                            4,883
      Securities sold                                                                     505
      Other                                                                                11
                                                                                   ----------
         Total assets                                                               3,288,279
                                                                                   ----------
LIABILITIES
   Payables:
      Payable for return of collateral for securities loaned (Note 5)                     773
      Capital shares redeemed                                                           2,026
   Variation margin on futures contracts                                                  165
   Accrued management fees                                                                285
   Accrued administration and servicing fees                                               11
   Accrued transfer agent's fees                                                          114
   Other accrued expenses and payables                                                    168
                                                                                   ----------
         Total liabilities                                                              3,542
                                                                                   ----------
             Net assets applicable to capital shares outstanding                   $3,284,737
                                                                                   ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                 $2,916,193
   Accumulated undistributed net investment income                                      3,309
   Accumulated net realized loss on investments and futures transactions              (70,841)
   Net unrealized appreciation of investments and futures contracts                   436,076
                                                                                   ----------
          Net assets applicable to capital shares outstanding                      $3,284,737
                                                                                   ==========
    Net asset value, redemption price, and offering price per share:
      Member Shares (net assets of $1,967,983/104,489 shares outstanding)          $    18.83
                                                                                   ==========
      Reward Shares (net assets of $1,316,754/69,910 shares outstanding)           $    18.83
                                                                                   ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  35

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Year ended December 31, 2011

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                            $ 74,737
   Interest                                                                   18
   Other (Note 7B)                                                             5
   Securities lending (net)                                                  211
                                                                        --------
         Total income                                                     74,971
                                                                        --------
EXPENSES
   Management fees                                                         3,294
   Administration and servicing fees:
      Member Shares                                                        1,211
      Reward Shares                                                          765
   Transfer agent's fees:
      Member Shares                                                        2,979
      Reward Shares                                                          877
   Custody and accounting fees:
      Member Shares                                                           12
      Reward Shares                                                            6
   Postage:
      Member Shares                                                          181
      Reward Shares                                                            6
   Shareholder reporting fees:
      Member Shares                                                           95
      Reward Shares                                                            4
   Trustees' fees                                                             14
   Registration fees:
      Member Shares                                                           52
      Reward Shares                                                           56
   Professional fees                                                         220
   Other                                                                     100
                                                                        --------
         Total expenses                                                    9,872
                                                                        --------
   Expenses reimbursed:
      Member Shares                                                       (1,710)
      Reward Shares                                                       (1,452)
                                                                        --------
         Net expenses                                                      6,710
                                                                        --------
NET INVESTMENT INCOME                                                     68,261
                                                                        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, AND FUTURES CONTRACTS
   Net realized gain on:
      Investments                                                          9,834
      Futures transactions                                                 6,832
   Change in net unrealized appreciation/depreciation of:
      Investments                                                        (23,077)
      Futures contracts                                                   (1,027)
                                                                        --------
         Net realized and unrealized loss                                 (7,438)
                                                                        --------
   Increase in net assets resulting from operations                     $ 60,823
                                                                        ========

See accompanying notes to financial statements.

================================================================================

36  | USAA S&P 500 INDEX FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Years ended December 31,

--------------------------------------------------------------------------------

                                                                          2011              2010
------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                            $   68,261        $   51,527
   Net realized gain on investments                                      9,834            25,026
   Net realized gain on futures transactions                             6,832             1,167
   Change in net unrealized appreciation/depreciation of:
      Investments                                                      (23,077)          328,638
      Futures contracts                                                 (1,027)              911
                                                                    ----------------------------
      Increase in net assets resulting from operations                  60,823           407,269
                                                                    ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Member Shares                                                    (38,810)          (32,158)
      Reward Shares                                                    (26,459)          (19,114)
                                                                    ----------------------------
         Total distributions of net investment income                  (65,269)          (51,272)
                                                                    ----------------------------
NET INCREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 6)
   Member Shares                                                       (53,612)          (40,366)
   Reward Shares                                                       161,404           140,059
                                                                    ----------------------------
         Total net increase in net assets from capital
             share transactions                                        107,792            99,693
                                                                    ----------------------------
   Capital contribution from USAA Transfer Agency
      Company (Note 7E):
      Reward Shares                                                         14                 7
                                                                    ----------------------------
   Net increase in net assets                                          103,360           455,697

NET ASSETS
   Beginning of year                                                 3,181,377         2,725,680
                                                                    ----------------------------
   End of year                                                      $3,284,737        $3,181,377
                                                                    ============================
Accumulated undistributed net investment income:
   End of year                                                      $    3,309        $      328
                                                                    ============================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  37

================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 2011

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this annual report pertains only to the USAA S&P 500 Index Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund seeks to match, before fees and expenses, the performance of the S&P 500 Index. USAA Investment Management Company (the Manager), an affiliate of the Fund, has retained Northern Trust Investments, Inc. (NTI) to serve as subadviser for the Fund. NTI is responsible for investing the Fund's assets. Under normal market conditions, NTI attempts to achieve the Fund's objective by investing at least 80% of the Fund's assets in the stocks of companies composing the S&P 500 Index.

On November 29, 2011, the Board of Trustees of the USAA Mutual Funds Trust approved the transfer of certain services and related agreements, including investment advisory, subadvisory, administrative, and other related services agreements currently provided by USAA Investment Management Company to an affiliated, newly-created and registered investment adviser, USAA Asset Management Company. The effective date of this transfer is January 1, 2012.

The Fund has two classes of shares: Member Shares and Reward Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agency fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income,

================================================================================

38  | USAA S&P 500 INDEX FUND

================================================================================

and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Reward Shares are offered for sale to qualified public shareholders and to the USAA Target Retirement Funds (Target Funds), which are managed by the Manager.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

    2. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

    3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    4. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

    5. Repurchase agreements are valued at cost, which approximates market value.

    6. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

    7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================

40  | USAA S&P 500 INDEX FUND

================================================================================

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include U.S. Treasury bills valued based on methods discussed in Note 1A4.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Trust's Board of Trustees. Newly-issued common and preferred stock were received in a spin off from parent company shares held by the Fund. The fair value methods included using inputs such as price fluctuations of the parent company common stock divided by the entitlement ratio, and other relevant information related to the securities. Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange traded futures

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

    contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

    FUTURES CONTRACTS -- The Fund is subject to cash flow and tracking error risk in the normal course of pursuing its investment objectives. The Fund may use stock index futures contracts in an attempt to reduce any performance discrepancies between the Fund and the S&P 500 Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF DECEMBER 31, 2011*
    (IN THOUSANDS)

                                          ASSET DERIVATIVES             LIABILITY DERIVATIVES
------------------------------------------------------------------------------------------------
                                    STATEMENT OF                     STATEMENT OF
                                    ASSETS AND                       ASSETS AND
DERIVATIVES NOT ACCOUNTED           LIABILITIES                      LIABILITIES
FOR AS HEDGING INSTRUMENTS          LOCATION           FAIR VALUE    LOCATION         FAIR VALUE
------------------------------------------------------------------------------------------------
Equity contracts                    Net unrealized      $33**               -             $-
                                    appreciation of
                                    investments and
                                    futures contracts
------------------------------------------------------------------------------------------------

 *For open derivative instruments as of December 31, 2011, see the notes to portfolio of investments, which is also indicative of activity for the period ended December 31, 2011.

**Includes cumulative appreciation (depreciation) of futures and forward currency contracts as reported on the portfolio of investments. Only current day's variation margin is reported within the statement of assets and liabilities.

================================================================================

42  | USAA S&P 500 INDEX FUND

================================================================================

  THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2011 (IN THOUSANDS)

                                                                                CHANGE IN
                                                                                UNREALIZED
DERIVATIVES NOT                                            REALIZED             APPRECIATION
ACCOUNTED FOR AS            STATEMENT OF                   GAIN (LOSS)          (DEPRECIATION)
HEDGING INSTRUMENTS         OPERATIONS LOCATION            ON DERIVATIVES       ON DERIVATIVES
----------------------------------------------------------------------------------------------
Equity contracts            Net realized gain                  $6,832               ($1,027)
                            on futures transactions/
                            Change in net unrealized
                            appreciation/depreciation
                            of futures contracts
----------------------------------------------------------------------------------------------

D. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

E. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

F. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

    premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

G. EXPENSES PAID INDIRECTLY -- Through arrangements with banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the year ended December 31, 2011, these bank credits reduced the expenses of the Member Shares and Reward Shares by less than $500.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the

================================================================================

44  | USAA S&P 500 INDEX FUND

================================================================================

committed loan agreement. Prior to September 24, 2011, the funds were assessed a proportionate share of CAPCO's operating expenses, and the maximum annual facility fee was 0.10% of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the year ended December 31, 2011, the Fund paid CAPCO facility fees of $14,000, which represents 6.4% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended December 31, 2011.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting resulted in reclassifications to the statement of assets and liabilities to increase paid-in capital by $1,000, decrease accumulated undistributed net investment income by $11,000, and increase accumulated net realized gain on investments by $10,000. This includes differences in the treatment of return of capital distributions and capital loss carryover adjustments. These reclassifications had no effect on net assets.

The tax character of distributions paid during the years ended December 31, 2011, and 2010, was as follows:

                                                         2011               2010
                                                     -------------------------------
Ordinary income*                                     $65,269,000         $51,272,000

* Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

As of December 31, 2011, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                            $  2,992,000
Accumulated capital and other losses                                      (61,984,000)
Unrealized appreciation of investments                                    427,535,000

The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales and return of capital distributions.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various rules governing the tax treatment of regulated investment companies. The changes made under the Act are generally effective for years beginning after the date of enactment. Under the Act net capital losses may be carried forward indefinitely, and they retain their character as short-term and or long-term capital losses. Under pre-enactment law, net capital losses could be carried forward for eight years and treated as short-term capital losses, irrespective of the character of the original capital loss. As a transition rule, the Act requires that post-enactment capital loss carryforwards be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. At December 31, 2011, the Fund utilized pre-enactment capital loss carryforwards of $16,570,000 to offset capital gains. At December 31, 2011, the Fund had a current net capital loss deferral of $1,249,000 and pre-enactment capital loss carryforwards of $60,735,000, for federal income tax purposes. The net capital loss will be recognized on the first day of the following year. If not offset by subsequent capital gains, the pre-enactment capital loss carryforwards will expire

================================================================================

46  | USAA S&P 500 INDEX FUND

================================================================================

between 2013 and 2017, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

PRE-ENACTMENT CAPITAL LOSS CARRYFORWARDS
----------------------------------------
 EXPIRES                      BALANCE
 --------                   -----------
  2013                      $ 3,104,000
  2014                       10,601,000
  2016                       41,901,000
  2017                        5,129,000
                            -----------
                  Total     $60,735,000
                            ===========

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the year ended December 31, 2011, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2011, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended December 31, 2011, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended December 31, 2011, were $214,323,000 and $90,085,000, respectively.

As of December 31, 2011, the cost of securities, including short-term securities, for federal income tax purposes, was $2,850,214,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

Gross unrealized appreciation and depreciation of investments as of December 31, 2011, for federal income tax purposes, were $949,859,000 and $522,324,000, respectively, resulting in net unrealized appreciation of $427,535,000.

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. The Fund and Citibank retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Citibank receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Citibank has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the year ended December 31, 2011, the Fund received securities-lending income of $211,000, which is net of the 20% income retained by Citibank. As of December 31, 2011, the Fund had no securities out on loan. However, a payable to Lehman Brothers, Inc. of $773,000 remains for unclaimed cash collateral and interest on prior lending of securities.

================================================================================

48  | USAA S&P 500 INDEX FUND

================================================================================

(6) CAPITAL SHARE TRANSACTIONS

At December 31, 2011, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions were as follows, in thousands:

                                       YEAR ENDED              YEAR ENDED
                                   DECEMBER 31, 2011       DECEMBER 31, 2010
------------------------------------------------------------------------------
                                SHARES         AMOUNT    SHARES         AMOUNT
                               -----------------------------------------------
MEMBER SHARES:
Shares sold                     17,509      $ 333,794    19,680      $ 339,338
Shares issued from reinvested
  dividends                      2,018         37,647     1,779         30,978
Shares redeemed                (22,269)      (425,053)  (23,842)      (410,682)
                               -----------------------------------------------
Net decrease from capital
  share transactions            (2,742)     $ (53,612)   (2,383)     $ (40,366)
                               ===============================================
REWARD SHARES:
Shares sold                     19,135      $ 366,091    19,431      $ 335,972
Shares issued from reinvested
  dividends                      1,370         25,524     1,054         18,350
Shares redeemed                (12,079)      (230,211)  (12,497)      (214,263)
                               -----------------------------------------------
Net increase from capital
  share transactions             8,426      $ 161,404     7,988      $ 140,059
                               ===============================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

    or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets for the fiscal year. For the year ended December 31, 2011, the Fund incurred management fees, paid or payable to the Manager, of $3,294,000.

B. SUBADVISORY ARRANGEMENTS -- The Manager has entered into an investment subadvisory agreement with NTI, under which NTI directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays NTI a subadvisory fee in an annual amount of 0.02% of the Fund's average daily net assets on amounts up to $1.5 billion; 0.01% of the Fund's average daily net assets for the next $1.5 billion; and 0.005% of the Fund's average daily net assets that exceed $3 billion. For the year ended December 31, 2011, the Manager incurred subadvisory fees, paid or payable to NTI, of $465,000.

    NTI has agreed to remit to the Fund all subadvisory fees earned on Fund assets invested in any of NTI's affiliated money market funds. For the year ended December 31, 2011, NTI remitted $5,000 to the Fund for the investments in the Northern Institutional Funds Money Market Portfolios.

    NTI is a direct subsidiary of The Northern Trust Company, the Fund's custodian and accounting agent.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.06% of the Fund's average net assets for the fiscal year. For the year ended December 31, 2011, the Member Shares and Reward Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,211,000 and $765,000, respectively.

================================================================================

50  | USAA S&P 500 INDEX FUND

================================================================================

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended December 31, 2011, the Fund reimbursed the Manager $96,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager has agreed, through May 1, 2012 to limit the annual expenses of the Member Shares and the Reward Shares to 0.25% and 0.15%, respectively, of their annual average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of those amounts. This expense limitation arrangement may not be changed or terminated through May 1, 2012, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date. Prior to May 1, 2011, the expense limitation for the Reward Shares was 0.09% of annual average net assets. For the year ended December 31, 2011, the Fund incurred reimbursable expenses from the Manager for the Member Shares and the Reward Shares of $1,710,000 and $1,452,000, respectively, of which $334,000 in total was receivable from the Manager.

    In addition, NTI has contractually agreed to reimburse the Fund for all license fees paid by the Fund to Standard & Poor's, in amounts not exceeding the annual rate of 0.001% of the average daily net assets of the Fund. For the year ended December 31, 2011, the Fund incurred reimbursable expenses from NTI for the Member Shares and the Reward Shares of $20,000 and $13,000, respectively.

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $20 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

    December 31, 2011, the Fund incurred transfer agent's fees, paid or payable to SAS for the Member Shares and Reward Shares, of $2,979,000 and $877,000, respectively.

    Additionally, the Fund's Reward Shares recorded a capital contribution and receivable from SAS of $14,000 at December 31, 2011, for adjustments related to corrections to certain shareholder transactions.

F. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

G. ACCOUNT MAINTENANCE FEE -- SAS assesses a $10 annual account maintenance fee to allocate part of the fixed cost of maintaining shareholder accounts. This fee is charged directly to the shareholders' accounts and does not impact the Fund. The fee is waived on accounts with balances of $10,000 or more.

(8) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

The Fund is one of 14 USAA mutual funds in which the affiliated Target Funds may invest. The Target Funds do not invest in the Fund for the purpose of exercising management or control. As of December 31, 2011, the Fund recorded a receivable for capital shares sold of $180,000 for the Target Funds' purchases of the Fund's Reward Shares. As of December 31, 2011, the Target Funds owned the following percent of the total outstanding shares of the Fund:

                                                                     OWNERSHIP %
--------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                       0.2%
USAA Target Retirement 2020 Fund                                         0.6
USAA Target Retirement 2030 Fund                                         1.3
USAA Target Retirement 2040 Fund                                         1.7
USAA Target Retirement 2050 Fund                                         0.9

================================================================================

52  | USAA S&P 500 INDEX FUND

================================================================================

(9) NEW ACCOUNTING PRONOUNCEMENTS

    FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board (FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager has evaluated the impact of this guidance noting that the only impact is to the Fund's financial statement disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

(10) FINANCIAL HIGHLIGHTS -- MEMBER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                            YEAR ENDED DECEMBER 31,
                                    -----------------------------------------------------------------------
                                          2011            2010           2009           2008           2007
                                    -----------------------------------------------------------------------
Net asset value at beginning
 of period                          $    18.86      $    16.71     $    13.51     $    21.98     $    21.24
                                    -----------------------------------------------------------------------
Income (loss) from investment
 operations:
 Net investment income                     .39             .30            .30            .39            .39
 Net realized and
  unrealized gain (loss)                  (.05)           2.15           3.20          (8.47)           .74
                                    -----------------------------------------------------------------------
Total from investment operations           .34            2.45           3.50          (8.08)          1.13
                                    -----------------------------------------------------------------------
Less distributions from:
 Net investment income                    (.37)           (.30)          (.30)          (.39)          (.39)
                                    -----------------------------------------------------------------------
Net asset value at end of period    $    18.83      $    18.86     $    16.71     $    13.51     $    21.98
                                    =======================================================================
Total return (%)*                         1.82           14.81          26.28         (37.13)          5.32(a)
Net assets at end of period (000)   $1,967,983      $2,021,901     $1,831,645     $1,446,160     $2,315,340
Ratios to average net assets:**
 Expenses (%)(b),(c)                       .25             .25            .25            .23            .19(a)
 Expenses, excluding
  reimbursements (%)(c)                    .33             .36            .40            .37            .33
 Net investment income (%)                2.03            1.75           2.11           2.12           1.76
Portfolio turnover (%)                       3               4              5              3              5

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period; does not reflect $10 annual account maintenance fee. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended December 31, 2011, average net assets were
    $2,018,599,000.
(a) For the year ended December 31, 2007, SAS voluntarily reimbursed the Member Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Member Shares' total return or ratio of expenses to average net assets.
(b) Effective May 1, 2008, the Manager voluntarily agreed to reimburse the Member Shares for expenses in excess of 0.25% of their annual average net assets. Prior to May 1, 2008, the Manager voluntarily agreed to reimburse the Member Shares for expenses in excess of 0.19% of their annual average net assets from October 1, 2004, through April 30, 2008.
(c) Reflects total operating expenses of the Member Shares before reductions of any expenses paid indirectly. The Member Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

54  | USAA S&P 500 INDEX FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) -- REWARD SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                               YEAR ENDED DECEMBER 31,
                                         ------------------------------------------------------------------
                                               2011          2010          2009          2008          2007
                                         ------------------------------------------------------------------
Net asset value at beginning
 of period                               $    18.86    $    16.71      $  13.51      $  21.99    $    21.25
                                         ------------------------------------------------------------------
Income (loss) from investment
 operations:
 Net investment income                          .40           .33           .32           .41           .41
 Net realized and
  unrealized gain (loss)                       (.04)         2.15          3.20         (8.48)          .74
                                         ------------------------------------------------------------------
Total from investment operations                .36          2.48          3.52         (8.07)         1.15
                                         ------------------------------------------------------------------
Less distributions from:
 Net investment income                         (.39)         (.33)         (.32)         (.41)         (.41)
                                         ------------------------------------------------------------------
Net asset value at end of period         $    18.83    $    18.86      $  16.71      $  13.51    $    21.99
                                         ==================================================================
Total return (%)*                              1.96         14.99         26.47        (37.07)         5.42(a)
Net assets at end of period (000)        $1,316,754    $1,159,476      $894,035      $697,750    $1,040,077
Ratios to average net assets:**
 Expenses (%)(b),(c)                            .13           .09           .09           .09           .09(a)
 Expenses, excluding
  reimbursements (%)(b)                         .24           .24           .23           .21           .20
 Net investment income (%)                     2.14          1.92          2.26          2.27          1.86
Portfolio turnover (%)                            3             4             5             3             5

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended December 31, 2011, average net assets were
    $1,275,156,000.
(a) For the year ended December 31, 2007, SAS voluntarily reimbursed the Reward Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Reward Shares' total return or ratio of expenses to average net assets.
(b) Reflects total operating expenses of the Reward Shares before reductions of any expenses paid indirectly. The Reward Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Effective May 1, 2011, the Manager voluntarily agreed to reimburse the Reward Shares for expenses in excess of 0.15% of their annual average daily net assets. Prior to May 1, 2011, the Manager voluntarily agreed to reimburse the Reward Shares for expenses in excess of 0.09% of their annual average net assets.

================================================================================

                                                           EXPENSE EXAMPLE |  55

================================================================================

EXPENSE EXAMPLE

December 31, 2011 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as account maintenance fees, wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2011, through December 31, 2011.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Actual expenses in the table on the next page do not reflect the effect of the annual $10.00 account maintenance fee that is assessed on accounts with balances of less than $10,000, at a rate of $2.50 per quarter. To include the effect of this fee on the expenses that you paid, add $5.00 ($2.50 for two quarters) to your calculated estimated expenses. If you are currently assessed this fee, your ending account value reflects the quarterly deduction from your account.

================================================================================

56  | USAA S&P 500 INDEX FUND

================================================================================

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as account maintenance fees, wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                               EXPENSES PAID
                                 BEGINNING                ENDING               DURING PERIOD*
                               ACCOUNT VALUE           ACCOUNT VALUE           JULY 1, 2011 -
                                JULY 1, 2011         DECEMBER 31, 2011       DECEMBER 31, 2011
                               ---------------------------------------------------------------
MEMBER SHARES
Actual                            $1,000.00             $  961.50                  $1.24

Hypothetical
  (5% return before expenses)      1,000.00              1,023.55                   1.28

REWARD SHARES
Actual                             1,000.00                962.10                   0.74

Hypothetical
  (5% return before expenses)      1,000.00              1,024.45                   0.77

*Expenses are equal to the Fund's annualized expense ratio of 0.25% for Member
 Shares and 0.15% for Reward Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of (3.85)% for Member Shares and (3.79)% for Reward Shares for the six-month period of July 1, 2011, through December 31, 2011.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  57

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 48 individual funds as of December 31, 2011. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

58  | USAA S&P 500 INDEX FUND

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

CHRISTOPHER W. CLAUS(2, 4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: December 1960
Year of Election or Appointment: 2001

Chair of the Board of Directors, IMCO (11/04-present); President, IMCO (2/08-10/09); Chief Investment Officer, IMCO (2/07-2/08); President and Chief Executive Officer, IMCO (2/01-2/07); Chair of the Board of Directors, USAA Financial Advisors, Inc. (FAI) (1/07-present); President, FAI (12/07-10/09); President, Financial Advice and Solutions Group (FASG) USAA (9/09-present); President, Financial Services Group, USAA (1/07-9/09). Mr. Claus serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), and serves on the Board of USAA Financial Planning Services Insurance Agency, Inc. (FPS). He also serves as Vice Chair for USAA Life Insurance Company (USAA Life).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

BARBARA B. DREEBEN(3, 4, 5, 6)
Trustee
Born: June 1945
Year of Election or Appointment: 1994

President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  59

================================================================================

ROBERT L. MASON, PH.D.(3, 4, 5, 6)
Trustee
Born: July 1946
Year of Election or Appointment: 1997

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Academic Director of the El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Management at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Management at Rice University (7/01-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

60  | USAA S&P 500 INDEX FUND

================================================================================

RICHARD A. ZUCKER(2, 3, 4, 5, 6)
Trustee and Chair of the Board of Trustees
Born: July 1943
Year of Election or Appointment: 1992(+)

Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

(1) Indicates the Trustee is an employee of IMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.

(2) Member of Executive Committee

(3) Member of Audit Committee

(4) Member of Pricing and Investment Committee

(5) Member of Corporate Governance Committee

(6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.

(7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the Funds' Board in November 2008.

(+) Mr. Zucker was elected as Chair of the Board in 2005.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  61

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

DANIEL S. McNAMARA
Vice President
Born: June 1966
Year of Appointment: 2009

President and Director, IMCO, FAI, FPS, and SAS (10/09-present); President, Banc of America Investment Advisors (9/07-9/09); Managing Director, Planning and Financial Products Group, Bank of America (9/01-9/09).

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, IMCO (3/10-present); Vice President, Fixed Income Investments, IMCO (2/04-3/10). Mr. Freund also serves as a Director for SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, IMCO (2/09-present); Managing Director, AIG Investments (12/00-1/09).

CHRISTOPHER P. LAIA
Secretary
Born: January 1960
Year of Appointment: 2010

Senior Vice President, Compliance and Ethics, USAA (7/11-present); Vice President, Financial Advice & Solutions Group General Counsel, USAA (10/08-7/11); Vice President, Securities Counsel, USAA (6/07-10/08); Assistant Secretary, USAA family of funds (11/08-4/10); General Counsel, Secretary, and Partner, Brown Advisory (6/02-6/07). Mr. Laia also holds the Officer positions of Vice President and Secretary of IMCO and SAS and Vice President and Assistant Secretary of FAI and FPS.

================================================================================

62  | USAA S&P 500 INDEX FUND

================================================================================

JAMES G. WHETZEL
Assistant Secretary
Born: February 1978
Year of Appointment: 2010

Attorney, Financial Advice & Solutions Group General Counsel, USAA (11/08-present); Reed Smith, LLP, Associate (08/05-11/08).

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, IMCO, FAI, FPS, SAS and USAA Life (2/09-present); Vice President, Senior Financial Officer, USAA (2/07-present); consultant, Robert Half/Accounttemps (8/06-1/07); Chief Financial Officer, California State Automobile Association (8/04-12/05).

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present).

  (1) Indicates those Officers who are employees of IMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  63

================================================================================

TRUSTEES                             Christopher W. Claus
                                     Barbara B. Dreeben
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                       USAA Investment Management Company
INVESTMENT ADVISER,                  P.O. Box 659453
UNDERWRITER, AND                     San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "Products & Services"
SELF-SERVICE 24/7                    click "Investments," then
AT USAA.COM                          "Mutual Funds"

OR CALL                              Under "My Accounts" go to
(800) 531-USAA                       "Investments." View account balances,
        (8722)                       or click "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA

                  WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   29237-0212                                (C)2012, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

On September 20, 2011, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 48 funds in all. Only 14 funds of the Registrant have a fiscal year-end of December 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended December 31, 2011 and 2010 were $348,949 and $330,450, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended December 31, 2011 and 2010 were $64,378 and $63,358, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for the review of federal, state and city income and tax returns and excise tax calculations for fiscal years ended December 31, 2011 and 2010.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended December 31, 2011 and 2010.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for December 31, 2011 and 2010 were $378,534 and $384,316, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2011 and 2010 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:



                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

Approved and adopted by the Investment Code of Ethics Committee: August 31,
2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 22, 2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2011.

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.






                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended December 31, 2011

By:*     /s/ Christopher P. Laia
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:       02/27/2012
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ Christopher W. Claus
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:       02/27/2012
         ------------------------------


By:*     /s/ Roberto Galindo, Jr.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:       02/27/2012
         ------------------------------
*Print the name and title of each signing officer under his or her signature.